UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2018 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Managers Skyline Special Equities Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 94.8%
Consumer Discretionary - 11.2%
Aaron’s, Inc.	595,000	$27,727,000
Brunswick Corp.	437,300	25,971,247
Chico’s FAS, Inc.	1,359,700	12,291,688
The Children’s Place, Inc.	256,300	34,664,575
Gildan Activewear, Inc. (Canada)	389,300	11,246,877
LCI Industries	152,350	15,867,252
Winnebago Industries, Inc.	297,900	11,201,040
Total Consumer Discretionary		138,969,679
Financials - 22.8%
BancorpSouth Bank	794,500	25,265,100
Essent Group, Ltd.*	501,250	21,333,200
First Busey Corp.	829,943	24,665,906
First Midwest Bancorp, Inc.	944,104	23,215,517
Hope Bancorp, Inc.	815,100	14,826,669
Infinity Property & Casualty Corp.	157,200	18,612,480
Investment Technology Group, Inc.	914,262	18,047,532
Janus Henderson Group PLC (United Kingdom)[1]	461,388	15,267,329
OceanFirst Financial Corp.	684,500	18,310,375
Reinsurance Group of America, Inc.	143,947	22,167,838
Sterling Bancorp	799,920	18,038,196
UMB Financial Corp.	266,600	19,299,174
Umpqua Holdings Corp.	1,216,914	26,054,129
WSFS Financial Corp.	367,900	17,622,410
Total Financials		282,725,855
Health Care - 7.1%
Acadia Healthcare Co., Inc.*	478,800	18,759,384
AMN Healthcare Services, Inc.*	386,800	21,950,900
Cross Country Healthcare, Inc.*	1,018,689	11,317,635
The Ensign Group, Inc.	761,800	20,035,340
Prestige Brands Holdings, Inc.*	465,900	15,710,148
Total Health Care		87,773,407
Industrials - 25.0%
BMC Stock Holdings, Inc.*	1,183,820	23,143,681
CBIZ, Inc.*	1,282,850	23,412,012
Columbus McKinnon Corp.	542,250	19,434,240
Deluxe Corp.	229,200	16,963,092
EnPro Industries, Inc.	255,100	19,739,638
Gibraltar Industries, Inc.*	495,700	16,779,445
Hillenbrand, Inc.	295,600	13,568,040
JELD-WEN Holding, Inc.*	689,300	21,106,366
Knoll, Inc.	890,300	17,975,157

	Shares	Value
Korn/Ferry International	363,400	$18,747,806
ManpowerGroup, Inc.	153,200	17,633,320
McGrath RentCorp	399,900	21,470,631
NN, Inc.	773,900	18,573,600
NOW, Inc.*	1,178,600	12,045,292
Rexnord Corp.*	876,726	26,021,228
TriMas Corp.*	862,900	22,651,125
Total Industrials		309,264,673
Information Technology - 17.8%
Anixter International, Inc.*	210,500	15,945,375
Belden, Inc.	278,100	19,172,214
Benchmark Electronics, Inc.	567,889	16,951,487
Electronics For Imaging, Inc.*	90,600	2,476,098
Knowles Corp.*	1,156,600	14,561,594
NCR Corp.*	486,400	15,331,328
NetScout Systems, Inc.*	324,900	8,561,115
Perficient, Inc.*	724,300	16,600,956
Sanmina Corp.*	493,910	12,915,746
VeriFone Systems, Inc.*	800,500	12,311,690
Versum Materials, Inc.	458,577	17,256,253
Virtusa Corp.*	367,000	17,784,820
WNS Holdings, Ltd., ADR (India)*	563,300	25,534,389
Zebra Technologies Corp., Class A*	177,500	24,706,225
Total Information Technology		220,109,290
Materials - 9.5%
Berry Global Group, Inc.*	231,100	12,666,591
Compass Minerals International, Inc.[1]	283,500	17,095,050
Ferro Corp.*	1,176,600	27,320,652
Minerals Technologies, Inc.	277,300	18,565,235
Orion Engineered Carbons, S.A. (Luxembourg)	863,200	23,392,720
PH Glatfelter Co.	900,901	18,495,498
Total Materials		117,535,746
Real Estate - 1.4%
Realogy Holdings Corp.[1]	639,900	17,456,472
Total Common Stocks (Cost $879,705,433)		1,173,835,122

1

AMG Managers Skyline Special Equities Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 6.8%
Joint Repurchase Agreements - 1.5%[2]
Bank of Nova Scotia/New York, dated 03/29/18, due 04/02/18, 1.770% total to be received $934,363 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.500%, 04/19/18 - 09/09/49, totaling $952,909)	$934,179	$934,179
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $4,443,582 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $4,531,543)	4,442,689	4,442,689
National Bank Financial, dated 03/29/18, due 04/02/18, 1.760% total to be received $4,443,558 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.500%, 04/02/18 - 09/09/49, totaling $4,531,770)	4,442,689	4,442,689
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $4,443,587 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $4,531,543)	4,442,689	4,442,689

	Principal Amount	Value
State of Wisconsin Investment Board, dated 03/29/18, due 04/02/18, 2.100% total to be received $4,443,737 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/47, totaling $4,547,447)	$4,442,700	$4,442,700
Total Joint Repurchase Agreements		18,704,946

	Shares
Other Investment Companies - 5.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[3]	65,624,947	65,624,947
Total Short-Term Investments (Cost $84,329,893)		84,329,893
Total Investments - 101.6% (Cost $964,035,326)		1,258,165,015
Other Assets, less Liabilities - (1.6)%		(20,124,026)
Net Assets - 100.0%		$1,238,040,989

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $18,317,725 or 1.5% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,173,835,122	—	—	$1,173,835,122
Short-Term Investments
Joint Repurchase Agreements	—	$18,704,946	—	18,704,946
Other Investment Companies	65,624,947	—	—	65,624,947

Total Investments in Securities	$1,239,460,069	$18,704,946	—	$1,258,165,015

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

2

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

3

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal Amount	Value
Corporate Bonds and Notes - 51.7%
Financials - 14.7%
Aircastle, Ltd.
5.000%, 04/01/23	$215,000	$222,256
American Tower Corp.
4.400%, 02/15/26	432,000	437,253
Bank of America Corp., MTN
3.875%, 08/01/25	661,000	666,669
CIT Group, Inc.
5.000%, 08/15/22	425,000	436,156
Crown Castle International Corp.
5.250%, 01/15/23	415,000	441,467
The Goldman Sachs Group, Inc.
6.125%, 02/15/33	728,000	876,305
Host Hotels & Resorts LP, Series C Series C
4.750%, 03/01/23	426,000	443,295
JPMorgan Chase & Co.
2.950%, 10/01/26	470,000	442,766
Morgan Stanley, GMTN
5.500%, 07/28/21	399,000	426,479
National Rural Utilities Cooperative Finance Corp., MTN
3.250%, 11/01/25	435,000	427,750
Wells Fargo & Co. (3-Month LIBOR plus 0.930%)
2.741%, 02/11/22[1]	1,108,000	1,115,391
Weyerhaeuser Co.
8.500%, 01/15/25	500,000	631,828
Total Financials		6,567,615
Industrials - 37.0%
The ADT Corp.
6.250%, 10/15/21	207,000	216,833
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.500%, 10/15/19	213,000	219,465
Apple, Inc. (3-Month LIBOR plus 0.500%)
2.300%, 02/09/22[1]	1,071,000	1,083,965
ArcelorMittal (Luxembourg)
5.750%, 03/01/21	210,000	221,550
AT&T, Inc.
4.250%, 03/01/27	445,000	450,653
Automatic Data Processing, Inc.
3.375%, 09/15/25	664,000	668,113
Ball Corp.
5.250%, 07/01/25	460,000	475,525
Burlington Northern Santa Fe LLC
6.150%, 05/01/37	516,000	660,293

	Principal Amount	Value
CDW LLC / CDW Finance Corp.
5.500%, 12/01/24	$416,000	$435,885
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/25	422,000	431,884
Comcast Corp.
7.050%, 03/15/33	333,000	441,461
Crown Americas LLC / Crown Americas Capital Corp V
4.250%, 09/30/26	62,000	57,505
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, 01/15/23	389,000	387,055
CSX Corp.
2.600%, 11/01/26	479,000	438,021
CVS Health Corp.
5.125%, 07/20/45[2]	385,000	409,880
Diamondback Energy, Inc.
4.750%, 11/01/24	339,000	336,457
Georgia-Pacific LLC
8.000%, 01/15/24	351,000	435,274
Greif, Inc.
7.750%, 08/01/19	211,000	222,077
HCA, Inc.
5.000%, 03/15/24	434,000	439,425
Huntsman International LLC
5.125%, 11/15/22	213,000	220,721
International Paper Co.
3.000%, 02/15/27	486,000	450,339
Kaiser Foundation Hospitals
3.150%, 05/01/27[2]	447,000	433,157
Leidos Holdings, Inc.
4.450%, 12/01/20	215,000	219,300
Lennar Corp.
4.750%, 11/15/22	429,000	433,290
Masco Corp.
4.375%, 04/01/26	462,000	470,605
McDonald’s Corp., MTN
3.700%, 01/30/26	430,000	433,133
Microsoft Corp.
3.750%, 02/12/45	452,000	449,942
Murphy Oil USA, Inc.
6.000%, 08/15/23	217,000	224,324
Newfield Exploration Co.
5.750%, 01/30/22	644,000	676,200
Northrop Grumman Corp.
3.200%, 02/01/27	456,000	439,409
NuStar Logistics LP
6.750%, 02/01/21	212,000	220,745

1

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 37.0% (continued)
Omnicom Group, Inc.
3.600%, 04/15/26	$446,000	$433,090
Oracle Corp.
3.800%, 11/15/37	443,000	438,963
Owens Corning
4.200%, 12/15/22	439,000	449,527
Penske Automotive Group, Inc.
3.750%, 08/15/20	450,000	451,125
PulteGroup, Inc.
5.500%, 03/01/26	210,000	217,193
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
2.200%, 07/21/21	235,000	211,783
T-Mobile USA, Inc.
6.500%, 01/15/26	207,000	220,455
Toll Brothers Finance Corp.
4.375%, 04/15/23	220,000	218,900
United Continental Holdings, Inc.
4.250%, 10/01/22[2]	221,000	216,856
Verizon Communications, Inc.
4.400%, 11/01/34	449,000	444,726
Vulcan Materials Co.
4.500%, 04/01/25	321,000	333,836
WESCO Distribution, Inc.
5.375%, 06/15/24	225,000	226,970
Total Industrials		16,565,910
Total Corporate Bonds and Notes (Cost $23,638,868)		23,133,525
Municipal Bonds - 6.4%
California State General Obligation, School Improvements
7.550%, 04/01/39	575,000	877,737
JobsOhio Beverage System, Series B
3.985%, 01/01/29	425,000	444,767
Los Angeles Unified School District, School Improvements
5.750%, 07/01/34	525,000	651,483
Metropolitan Transportation Authority, Transit Improvement
6.668%, 11/15/39	325,000	441,175
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured)
7.425%, 02/15/29[3]	368,000	455,687
Total Municipal Bonds (Cost $2,839,228)		2,870,849

	Principal Amount	Value
U.S. Government and Agency Obligations - 38.8%
Fannie Mae - 25.6%
FNMA,
3.500%, 11/01/42 to 03/01/46	$2,100,269	$2,115,225
4.000%, 09/01/25 to 10/01/43	5,044,085	5,219,331
4.500%, 05/01/39 to 04/01/41	3,905,075	4,134,168
Total Fannie Mae		11,468,724
Freddie Mac - 4.8%
FHLMC Gold Pool,
3.500%, 02/01/30	560,482	572,908
4.000%, 07/01/29	102,515	105,738
5.000%, 10/01/36	1,339,371	1,445,037
Total Freddie Mac		2,123,683
U.S. Treasury Obligations - 8.4%
United States Treasury Bonds,
3.500%, 02/15/39	410,000	450,616
4.500%, 02/15/36	1,059,000	1,308,920
6.250%, 08/15/23	634,000	750,559
United States Treasury Notes,
2.000%, 11/30/22	1,296,000	1,265,245
Total U.S. Treasury Obligations		3,775,340
Total U.S. Government and Agency Obligations (Cost $17,794,740)		17,367,747
Short-Term Investments - 4.3%
Joint Repurchase Agreements - 1.7%[4]
Citibank N.A., dated 03/29/18, due 04/02/18, 1.820% total to be received $760,147 (collateralized by various U.S. Government Agency Obligations, 2.539% - 4.500%, 02/01/26 - 02/01/46, totaling $775,193)	759,993	759,993

	Shares
Other Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[5]	1,180,814	1,180,814
Total Short-Term Investments (Cost $1,940,807)		1,940,807
Total Investments - 101.2% (Cost $46,213,643)		45,312,928
Other Assets, less Liabilities - (1.2)%		(549,728)
Net Assets - 100.0%		$44,763,200

2

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

[1]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2018.
[2]	Some or all of these securities, amounting to $729,268 or 1.6% of net assets, were out on loan to various brokers.
[3]	Security is backed by insurance of financial institutions and financial guaranty assurance agencies. At March 31, 2018, the value amounted to $455,687 or 1.0% of net assets.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$23,133,525	—	$23,133,525
Municipal Bonds††	—	2,870,849	—	2,870,849
U.S. Government and Agency Obligations†	—	17,367,747	—	17,367,747
Short-Term Investments
Joint Repurchase Agreements	—	759,993	—	759,993
Other Investment Companies	$1,180,814	—	—	1,180,814

Total Investments in Securities	$1,180,814	$44,132,114	—	$45,312,928

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal Amount	Value
Municipal Bonds - 97.0%
Arizona - 3.5%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/28	$5,000,000	$5,934,100
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A
5.000%, 10/01/26	15,000,000	17,449,950
Salt River Project Agricultural Improvement & Power District, Salt River Project Electrical
5.000%, 01/01/29	6,040,000	7,326,882
Salt River Project Agricultural Improvement & Power District, Series A
5.000%, 12/01/24	5,550,000	6,130,697
Total Arizona		36,841,629
California - 4.4%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,105,163
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/30	1,620,000	1,857,395
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/31	900,000	1,026,666
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/32	1,855,000	2,103,830
State of California
5.000%, 09/01/25	10,000,000	11,844,900
State of California
5.000%, 09/01/29	5,010,000	5,921,369
State of California
5.000%, 08/01/29	7,000,000	8,261,960
State of California
5.000%, 10/01/24	5,000,000	5,852,850
State of California, Series C
5.000%, 09/01/26	7,700,000	9,068,829
Total California		47,042,962
Colorado - 1.2%
City & County of Denver CO. Airport System Revenue, Series A
5.000%, 11/15/23	5,000,000	5,735,750
Regional Transportation District County COPS, Series A
5.000%, 06/01/24	6,000,000	6,752,820
Total Colorado		12,488,570

	Principal Amount	Value
Connecticut - 1.7%
State of Connecticut Special Tax Revenue, Transit Infrastructure
5.000%, 08/01/24	$5,340,000	$6,023,306
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 01/01/30	10,100,000	11,620,252
Total Connecticut		17,643,558
District of Columbia - 2.3%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C
5.000%, 10/01/24	5,475,000	6,147,549
District of Columbia, Series A
5.000%, 06/01/24	5,000,000	5,793,000
District of Columbia, Series A
5.000%, 06/01/30	5,025,000	5,890,355
Washington Convention & Sports Authority, Series A
5.000%, 10/01/27	5,375,000	6,379,534
Total District of Columbia		24,210,438
Florida - 4.8%
Florida State Board of Education, Series D
5.000%, 06/01/24	6,565,000	7,184,277
Florida’s Turnpike Enterprise, Department of Transportation, Series C
5.000%, 07/01/28	7,075,000	8,390,950
Orange County Health Facilities Authority, Series A
5.000%, 10/01/31	4,515,000	5,133,284
State of Florida, Capital Outlay, Series B
5.000%, 06/01/27	9,045,000	10,412,061
State of Florida, Capital Outlay, Series B
5.000%, 06/01/25	6,065,000	6,757,017
State of Florida, Capital Outlay, Series C
5.000%, 06/01/27	5,555,000	6,633,114
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B
5.000%, 07/01/26	5,780,000	6,339,099
Total Florida		50,849,802
Georgia - 3.6%
Atlanta Water & Wastewater Revenue
5.000%, 11/01/25	5,100,000	5,976,435
Georgia State University & College Improvements, Series A
5.000%, 07/01/24	5,000,000	5,613,850
Georgia State University & College Improvements, Series A
5.000%, 07/01/27	5,450,000	6,074,352

4

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 3.6% (continued)
Georgia State University & College Improvements, Series A-Tranche 2
5.000%, 02/01/26	$5,435,000	$6,368,407
State of Georgia, Series C
5.000%, 09/01/23	5,000,000	5,641,500
State of Georgia, Series F
5.000%, 01/01/26	7,015,000	8,373,314
Total Georgia		38,047,858
Idaho - 0.6%
Idaho Housing & Finance Association
5.000%, 07/15/23	5,770,000	6,522,293
Illinois - 3.9%
Chicago O’Hare International Airport, Series B
5.000%, 01/01/28	10,580,000	12,021,948
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue
5.000%, 07/01/27	11,000,000	12,857,460
Illinois State Finance Authority Revenue, University of Chicago, Series A
5.000%, 10/01/23	5,005,000	5,720,965
Illinois State Toll Highway Authority, Series A
5.000%, 12/01/31	9,275,000	10,623,864
Total Illinois		41,224,237
Indiana - 1.1%
Indiana Finance Authority, Indiana University Health Revenue, Series A
5.000%, 12/01/23	5,115,000	5,852,736
Indiana Finance Authority, Series C
5.000%, 06/01/29	4,750,000	5,806,828
Total Indiana		11,659,564
Iowa - 2.1%
Iowa Finance Authority, Green Bond
5.000%, 08/01/30	15,000,000	18,019,350
State of Iowa, Series A
5.000%, 06/01/25	4,000,000	4,689,040
Total Iowa		22,708,390
Kentucky - 0.5%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A
5.000%, 10/01/29	5,020,000	5,747,699
Maryland - 5.8%
State of Maryland, Department of Transportation
5.000%, 05/01/23	8,720,000	9,927,284
State of Maryland, Department of Transportation
5.000%, 09/01/29	11,895,000	14,286,371
State of Maryland, Series B
5.000%, 08/01/25	20,715,000	24,512,266

	Principal Amount	Value
University System of Maryland, University & College Improvements, Series A
5.000%, 04/01/23	$5,475,000	$6,226,882
University System of Maryland, University & College Improvements, Series A
5.000%, 04/01/24	5,100,000	5,904,066
Total Maryland		60,856,869
Massachusetts - 7.1%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Subordinate Revenue, Series A
5.000%, 06/15/24	13,770,000	15,705,098
Commonwealth of Massachusetts, Series A
5.000%, 07/01/25	7,700,000	9,062,900
Commonwealth of Massachusetts, Series B
5.000%, 07/01/23	5,000,000	5,713,700
Massachusetts Development Finance Agency,
Partners Healthcare System
5.000%, 07/01/28	8,000,000	9,484,080
Massachusetts School Building Authority, Series A
5.000%, 08/15/25	5,035,000	5,643,329
Massachusetts State Development Finance Agency, Boston College, Series S
5.000%, 07/01/23	5,700,000	6,498,399
Massachusetts Water Resources Authority, Series C
5.000%, 08/01/24	10,300,000	11,335,150
Massachusetts Water Resources Authority, Series C
5.000%, 08/01/26	4,025,000	4,834,105
Massachusetts Water Resources Authority, Series C
5.000%, 08/01/31	6,050,000	7,120,850
Total Massachusetts		75,397,611
Michigan - 3.7%
Michigan Finance Authority, Henry Ford Health System
5.000%, 11/15/29	9,950,000	11,402,003
Michigan Finance Authority, Hospital Trinity Health Credit
5.000%, 12/01/34	5,150,000	5,938,053
Michigan State Building Authority Revenue, Series I
5.000%, 04/15/27	5,700,000	6,605,046
State of Michigan
5.000%, 03/15/27	12,640,000	14,992,810
Total Michigan		38,937,912

5

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Minnesota - 1.1%
Minneapolis-St Paul Metropolitan Airports Commission, Series A
5.000%, 01/01/25	$5,000,000	$5,828,550
Minnesota State General Obligation, Series A
5.000%, 08/01/23	5,300,000	5,953,543
Total Minnesota		11,782,093
Missouri - 1.4%
Metropolitan St Louis Sewer District, Series A
5.000%, 05/01/29	6,725,000	8,046,530
University of Missouri, Series A
5.000%, 11/01/26	5,495,000	6,388,487
Total Missouri		14,435,017
New Jersey - 2.6%
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation
5.000%, 07/01/29	6,570,000	7,538,681
New Jersey State Turnpike Authority Revenue, Series 2012 B
5.000%, 01/01/24	2,790,000	3,118,662
New Jersey State Turnpike Authority Revenue, Series A
5.000%, 01/01/33	10,280,000	11,833,514
New Jersey State Turnpike Authority Revenue, Series B
5.000%, 01/01/28	4,010,000	4,791,629
Total New Jersey		27,282,486
New York - 13.4%
Metropolitan Transportation Authority, Climate Bond Certified Green Bond
5.000%, 11/15/33	5,000,000	5,880,100
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A
5.000%, 11/15/24	5,000,000	5,874,400
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	5,532,071
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/27	5,000,000	5,564,800
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/28	5,000,000	5,764,500
New York City General Obligation, Series C
5.000%, 08/01/24	5,000,000	5,784,250
New York City General Obligation, Series C
5.000%, 08/01/26	5,510,000	6,535,080
New York City General Obligation, Series G
5.000%, 08/01/23	5,000,000	5,697,350

	Principal Amount	Value
New York City General Obligation, Series I
5.000%, 08/01/24	$11,485,000	$12,825,414
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-2
5.000%, 08/01/34	5,000,000	5,843,650
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B
5.000%, 02/01/24	5,015,000	5,442,378
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C
5.000%, 11/01/23	5,000,000	5,736,650
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C
5.000%, 11/01/26	5,235,000	6,093,802
New York City Water & Sewer System Revenue, Series FF
5.000%, 06/15/25	7,940,000	8,508,583
New York City Water & Sewer System Revenue, Series FF
5.000%, 06/15/30	5,370,000	6,195,852
New York State Dormitory Authority, Series A
5.000%, 12/15/25	8,645,000	9,744,644
New York State Dormitory Authority, Series A
5.000%, 12/15/27	5,640,000	6,330,562
New York State Dormitory Authority, Series D
5.000%, 02/15/27	5,700,000	6,769,662
New York State Dormitory Authority, Series D
5.000%, 02/15/27	5,395,000	5,943,456
New York State Dormitory Authority, Series E
5.000%, 03/15/32	8,370,000	9,624,663
New York State Urban Development Corp., Personal Income Tax Revenue, Series A
5.000%, 03/15/24	5,000,000	5,761,650
Total New York		141,453,517
North Carolina - 3.9%
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A
5.000%, 01/01/27	5,025,000	5,839,050
North Carolina State Limited Obligation, Series A
5.000%, 06/01/26	5,000,000	6,003,250
North Carolina State Limited Obligation, Series B
5.000%, 05/01/28	15,020,000	18,011,984
North Carolina State Limited Obligation, Series C
5.000%, 05/01/23	5,020,000	5,715,019
The Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System
5.000%, 01/15/25	5,000,000	5,826,150
Total North Carolina		41,395,453

6

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Ohio - 3.1%
Ohio State General Obligation, Series A
5.000%, 09/01/26	$7,050,000	$8,426,583
Ohio Water Development Authority, Water Pollution Control Loan Fund
5.000%, 06/01/23	5,035,000	5,750,826
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A
5.000%, 06/01/25	10,050,000	11,846,337
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A
5.000%, 12/01/27	5,760,000	6,942,816
Total Ohio		32,966,562
Oklahoma - 1.4%
Grand River Dam Authority, Series A
5.000%, 06/01/28	7,820,000	9,266,856
Oklahoma Turnpike Authority, Series A
5.000%, 01/01/26	5,000,000	5,404,050
Total Oklahoma		14,670,906
Pennsylvania - 1.5%
Commonwealth Financing Authority, Pennsylvania Tobacco
5.000%, 06/01/32	6,660,000	7,495,630
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue
5.000%, 08/15/26	6,730,000	7,965,023
Total Pennsylvania		15,460,653
Tennessee - 0.8%
State of Tennessee Fuel Sales Tax Revenue, Series B
5.000%, 09/01/26	7,365,000	8,601,289
Texas - 10.6%
Central Texas Turnpike System Transportation Commission, Series C
5.000%, 08/15/31	11,175,000	12,358,768
City of Austin TX Water & Wastewater System Revenue
5.000%, 11/15/26	5,085,000	6,069,151
City of San Antonio TX Electric & Gas Systems Revenue
5.000%, 02/01/26	9,300,000	11,015,943
Metropolitan Transit Authority of Harris County Series A
5.000%, 11/01/24	5,035,000	5,853,691
North Texas Municipal Water District Water System Revenue, Refunding And Improvement
5.000%, 09/01/29	5,085,000	5,963,841

	Principal Amount	Value
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A
5.000%, 01/01/25	$6,460,000	$7,356,067
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	2,000,000	2,290,860
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/32	4,000,000	4,601,160
North Texas Tollway Authority, Series A
5.000%, 01/01/26	7,775,000	8,813,273
State of Texas, Transportation Commission Highway Improvements Revenue
5.000%, 04/01/25	4,950,000	5,499,252
State of Texas, Transportation Commission Mobility Fund
5.000%, 10/01/26	10,000,000	11,419,600
Texas A&M University, Financing System, Series E
5.000%, 05/15/28	8,815,000	10,593,426
Texas Transportation Commission Fund, Series A
5.000%, 04/01/27	12,550,000	13,912,051
The University of Texas System, Series H
5.000%, 08/15/26	5,045,000	6,029,582
Total Texas		111,776,665
Virginia - 1.7%
Virginia College Building Authority, Series B
5.000%, 09/01/23	5,350,000	6,110,182
Virginia Public Building Authority, Series B
5.000%, 08/01/25	9,750,000	11,422,320
Total Virginia		17,532,502
Washington - 5.8%
City of Seattle WA Municipal Light & Power Revenue, Series B
5.000%, 02/01/23	4,620,000	4,883,663
County of King WA Sewer Revenue, Series B
5.000%, 01/01/24	3,085,000	3,336,026
Energy Northwest Electric Revenue, Bonneville Power
5.000%, 07/01/25	10,000,000	11,770,000
State of Washington School Improvements, Series C
5.000%, 02/01/28	5,940,000	6,961,977
State of Washington, Series R-2015C
5.000%, 07/01/28	10,000,000	11,468,900
University of Washington, University & College Improvements Revenue, Series A
5.000%, 12/01/32	5,760,000	6,781,709
University of Washington, University & College Improvements Revenue, Series C
5.000%, 07/01/27	7,270,000	8,185,584

7

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Washington - 5.8% (continued)
Washington Health Care Facilities Authority Multicare Health System, Series B
5.000%, 08/15/23	$3,940,000	$4,482,617
Washington Health Care Facilities Authority Providence Health & Services, Series A
5.000%, 10/01/26	3,435,000	3,835,075
Total Washington		61,705,551
Wisconsin - 3.4%
Wisconsin State Revenue, Department of Transportation, Series 1
5.000%, 07/01/25	2,370,000	2,686,869
Wisconsin State Revenue, Department of Transportation, Series 2
5.000%, 07/01/29	20,000,000	23,975,600
Wisconsin State Revenue, Department of Transportation, Series A
5.000%, 07/01/24	5,000,000	5,806,150
Wisconsin State, Series 2
5.000%, 05/01/24	3,570,000	3,966,627
Total Wisconsin		36,435,246
Total Municipal Bonds (Cost $1,041,608,612)		1,025,677,332

[1]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Short-Term Investments - 1.9%
Other Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62% [1]	20,595,659	$20,595,659
Total Short-Term Investments (Cost $20,595,659)		20,595,659
Total Investments - 98.9% (Cost $1,062,204,271)		1,046,272,991
Other Assets, less Liabilities - 1.1%		11,492,203
Net Assets - 100.0%		$1,057,765,194

COPS Certificates of Participation

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,025,677,332	—	$1,025,677,332
Short-Term Investments
Other Investment Companies	$20,595,659	—	—	20,595,659

Total Investments in Securities	$20,595,659	$1,025,677,332	—	$1,046,272,991

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

8

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal Amount	Value
Municipal Bonds - 96.1%
California - 6.2%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/47	$4,000,000	$4,382,080
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/42	2,500,000	2,752,625
M-S-R Energy Authority, Natural Gas Revenue, Series C
6.500%, 11/01/39	4,670,000	6,575,593
Total California		13,710,298
Colorado - 1.9%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008
6.500%, 11/15/38	3,025,000	4,211,889
Connecticut - 2.5%
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 01/01/38	5,000,000	5,579,450
Florida - 10.9%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A
5.000%, 12/01/44	6,570,000	7,138,502
County of Miami-Dade FL Aviation Revenue, Series B
5.000%, 10/01/40	2,000,000	2,242,280
Martin County Health Facilities Authority, Martin Memorial Medical Center
5.500%, 11/15/42	4,430,000	4,821,036
Miami Beach Health Facilities Authority Mt. Sinai Medical Center
5.000%, 11/15/39	5,220,000	5,567,495
Orange County Health Facilities Authority, Orlando Health Inc., Series A
5.000%, 10/01/39	4,035,000	4,473,282
Total Florida		24,242,595
Illinois - 10.0%
Chicago O’Hare International Airport, Refunding General Senior Lien, Series B
5.000%, 01/01/41	2,000,000	2,221,920
Illinois State General Obligation
5.500%, 07/01/38	3,275,000	3,372,268
Illinois State General Obligation, Series D
5.000%, 11/01/26	5,215,000	5,455,359
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A
5.000%, 06/15/42	4,990,000	5,084,211

	Principal Amount	Value
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B
5.000%, 06/15/52	$5,910,000	$5,998,946
Total Illinois		22,132,704
Kentucky - 1.3%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc.
5.000%, 10/01/33	2,500,000	2,816,550
Louisiana - 2.7%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation
5.000%, 05/15/47	3,385,000	3,686,705
New Orleans Aviation Board, General Airport North Terminal, Series B
5.000%, 01/01/48	2,000,000	2,208,340
Total Louisiana		5,895,045
Massachusetts - 3.6%
Massachusetts Development Finance Agency, UMass Boston Student Housing
5.000%, 10/01/48	5,000,000	5,443,450
Massachusetts Development Finance Agency, UMass Boston Student Housing
5.000%, 10/01/41	2,250,000	2,452,972
Total Massachusetts		7,896,422
Michigan - 5.2%
Michigan Finance Authority, Henry Ford Health System
5.000%, 11/15/41	5,340,000	5,910,259
Michigan Finance Authority, Hospital Trinity Health Credit
5.000%, 12/01/37	5,000,000	5,711,400
Total Michigan		11,621,659
Nebraska - 1.6%
Central Plains Energy Project Project #3, Series A
5.000%, 09/01/42	3,000,000	3,617,790
New Jersey - 9.4%
New Jersey Economic Development Authority, Series DDD
5.000%, 06/15/42	3,350,000	3,578,939
New Jersey Economic Development Authority, School Facilities Construction
5.000%, 03/01/25	5,205,000	5,578,615
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A
5.125%, 06/15/43	4,450,000	4,632,806
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation
5.000%, 07/01/43	4,605,000	5,116,662

9

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 9.4% (continued)
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Notes
5.000%, 06/15/27	$1,715,000	$1,907,251
Total New Jersey		20,814,273
New York - 6.2%
New York State Dormitory Authority, The New School Project, Series A
5.000%, 07/01/46	3,030,000	3,379,359
New York Transportation Development Corp., Laguardia Airport Terminal B
5.000%, 07/01/46	8,000,000	8,676,800
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010
6.000%, 12/01/42	1,530,000	1,682,755
Total New York		13,738,914
Oklahoma - 3.5%
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.250%, 08/15/48	2,500,000	2,769,600
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.500%, 08/15/52	4,500,000	5,027,355
Total Oklahoma		7,796,955
Pennsylvania - 1.3%
Commonwealth Financing Authority, Pennsylvania Tobacco
5.000%, 06/01/33	2,500,000	2,800,050
Rhode Island - 2.4%
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/35	2,000,000	2,179,220
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/40	2,985,000	3,209,532
Total Rhode Island		5,388,752
Texas - 16.2%
Central Texas Regional Mobility Authority
5.000%, 01/01/46	3,750,000	4,112,513
Central Texas Regional Mobility Authority
5.000%, 01/01/40	4,550,000	5,025,475
Central Texas Turnpike System, Series C
5.000%, 08/15/42	6,915,000	7,514,461
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A
5.500%, 04/01/53	3,960,000	4,473,018
North Texas Tollway Authority, Second Tier Series B
5.000%, 01/01/48	5,000,000	5,600,500

	Principal Amount	Value
Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien Series 2008 D
6.250%, 12/15/26	$2,050,000	$2,402,641
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/40	2,400,000	2,623,512
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/45	3,790,000	4,126,931
Total Texas		35,879,051
Virginia - 6.5%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution Revenue
5.000%, 07/01/46	4,755,000	5,301,397
Chesapeake City Expressway Toll Road Revenue, Series 2012 A
5.000%, 07/15/47	3,010,000	3,248,904
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	2,500,000	2,719,625
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/52	3,000,000	3,256,260
Total Virginia		14,526,186
West Virginia - 2.5%
West Virginia Hospital Finance Authority, WV United Health System Obligation
5.500%, 06/01/44	5,000,000	5,537,850
Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group
5.000%, 08/15/39	4,535,000	4,952,492
Total Municipal Bonds (Cost $210,736,844)		213,158,925

	Shares
Short-Term Investments - 6.0%
Other Investment Companies - 6.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62% [1]	13,289,684	13,289,684
Total Short-Term Investments (Cost $13,289,684)		13,289,684
Total Investments - 102.1% (Cost $224,026,528)		226,448,609
Other Assets, less Liabilities - (2.1)%		(4,662,442)
Net Assets - 100.0%		$221,786,167

[1]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

10

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$213,158,925	—	$213,158,925
Short-Term Investments
Other Investment Companies	$13,289,684	—	—	13,289,684

Total Investments in Securities	$13,289,684	$213,158,925	—	$226,448,609

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

11

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 13.8%
Five Below, Inc.*	139,773	$10,250,952
Grand Canyon Education, Inc.*	157,827	16,559,209
Helen of Troy, Ltd.*	39,739	3,457,293
Hibbett Sports, Inc.*	93,866	2,248,090
Installed Building Products, Inc.*	110,136	6,613,667
Lithia Motors, Inc., Class A	93,142	9,362,634
Oxford Industries, Inc.	68,143	5,080,742
Texas Roadhouse, Inc.	193,351	11,171,821
Tupperware Brands Corp.	70,316	3,401,888
Wolverine World Wide, Inc.	166,936	4,824,450
Total Consumer Discretionary		72,970,746
Consumer Staples - 3.1%
Central Garden & Pet Co.*,1	102,739	4,417,777
Performance Food Group Co.*	281,602	8,405,820
WD-40 Co.	28,832	3,797,174
Total Consumer Staples		16,620,771
Energy - 2.7%
Dril-Quip, Inc.*	56,069	2,511,891
Forum Energy Technologies, Inc.*,1	194,466	2,139,126
Matador Resources Co.*	328,770	9,833,511
Total Energy		14,484,528
Financials - 16.8%
Ameris Bancorp	166,579	8,812,029
AMERISAFE, Inc.	93,792	5,182,008
Cathay General Bancorp	240,434	9,612,551
Cohen & Steers, Inc.	132,333	5,380,660
Glacier Bancorp, Inc.	206,487	7,924,971
IBERIABANK Corp.	66,828	5,212,584
Meridian Bancorp, Inc.	199,861	4,027,199
Pacific Premier Bancorp, Inc.*	103,761	4,171,192
PRA Group, Inc.*,1	106,698	4,054,524
ProAssurance Corp.	102,400	4,971,520
Stifel Financial Corp.	129,366	7,662,348
Texas Capital Bancshares, Inc.*	102,246	9,191,916
United Bankshares, Inc. [1]	151,835	5,352,184
Webster Financial Corp.[1]	135,028	7,480,551
Total Financials		89,036,237
Health Care - 16.1%
Cambrex Corp.*	84,401	4,414,172
Cantel Medical Corp.	75,804	8,445,324
Catalent, Inc.*	243,727	10,007,431

	Shares	Value
Cotiviti Holdings, Inc.*	167,261	$5,760,469
Diplomat Pharmacy, Inc.*,1	243,137	4,899,210
Globus Medical, Inc., Class A*	232,032	11,559,834
ICU Medical, Inc.*	68,217	17,217,971
Impax Laboratories, Inc.*	270,214	5,255,662
Medidata Solutions, Inc.*	110,503	6,940,693
Syneos Health, Inc.*	149,894	5,321,237
Wright Medical Group, N.V. (Netherlands)*,1	269,921	5,355,233
Total Health Care		85,177,236
Industrials - 15.9%
AAR Corp.	122,333	5,396,109
Alamo Group, Inc.	45,585	5,009,791
Healthcare Services Group, Inc.	181,172	7,877,358
Heartland Express, Inc.	279,842	5,034,357
ICF International, Inc.	95,889	5,604,712
John Bean Technologies Corp.	50,969	5,779,885
Mobile Mini, Inc.	113,982	4,958,217
Patrick Industries, Inc.*	106,362	6,578,490
Primoris Services Corp.	212,416	5,306,152
RBC Bearings, Inc.*	59,389	7,376,114
Ritchie Bros. Auctioneers, Inc. (Canada)	208,440	6,559,607
Sun Hydraulics Corp.	137,899	7,385,870
Universal Forest Products, Inc.	183,873	5,966,679
US Ecology, Inc.	102,966	5,488,088
Total Industrials		84,321,429
Information Technology - 15.7%
Blackbaud, Inc.	90,727	9,236,916
EPAM Systems, Inc.*	95,029	10,882,721
ExlService Holdings, Inc.*	105,046	5,858,415
HubSpot, Inc.*	96,208	10,419,326
LogMeIn, Inc.	117,350	13,559,793
MACOM Technology Solutions Holdings, Inc.*,1	155,991	2,589,451
Power Integrations, Inc.	88,881	6,075,016
Proofpoint, Inc.*	58,001	6,591,814
Rogers Corp.*	26,981	3,225,309
Silicon Laboratories, Inc.*	87,100	7,830,290
Tyler Technologies, Inc.*,1	34,555	7,289,723
Total Information Technology		83,558,774
Materials - 5.3%
Balchem Corp.	67,503	5,518,370
Compass Minerals International, Inc.[1]	56,089	3,382,167
KapStone Paper and Packaging Corp.	176,474	6,054,823
PolyOne Corp.	193,135	8,212,100

12

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.3% (continued)
Silgan Holdings, Inc.	186,815	$5,202,798
Total Materials		28,370,258
Real Estate - 5.6%
Education Realty Trust, Inc., REIT	202,138	6,620,020
National Health Investors, Inc., REIT	75,700	5,093,853
Pebblebrook Hotel Trust, REIT	174,830	6,005,411
QTS Realty Trust, Inc., Class A, REIT	153,542	5,561,291
STAG Industrial, Inc., REIT	260,098	6,221,544
Total Real Estate		29,502,119
Utilities - 2.5%
IDACORP, Inc.	70,257	6,201,585
NorthWestern Corp.	128,516	6,914,161
Total Utilities		13,115,746
Total Common Stocks (Cost $409,050,794)		517,157,844

	Principal Amount
Short-Term Investments - 5.1%
Joint Repurchase Agreements - 3.1%[2]
Bank of Montreal, dated 03/29/18, due 04/02/18, 1.760% total to be received $812,659 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.500%, 04/26/18 - 09/09/49, totaling $828,750)	$812,500	812,500
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $3,864,040 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $3,940,528)	3,863,263	3,863,263

	Principal Amount	Value
Jefferies LLC, dated 03/29/18, due 04/02/18, 1.820% total to be received $3,864,044 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 04/17/18 - 07/15/32, totaling $3,940,546)	$3,863,263	$3,863,263
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $3,864,044 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $3,940,528)	3,863,263	3,863,263
State of Wisconsin Investment Board, dated 03/29/18, due 04/02/18, 2.100% total to be received $3,864,201 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/47, totaling $3,954,387)	3,863,300	3,863,300
Total Joint Repurchase Agreements		16,265,589

	Shares
Other Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[3]	10,712,189	10,712,189
Total Short-Term Investments (Cost $26,977,778)		26,977,778
Total Investments - 102.6% (Cost $436,028,572)		544,135,622
Other Assets, less Liabilities - (2.6)%		(13,933,764)
Net Assets - 100.0%		$530,201,858

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $14,636,623 or 2.8% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT  Real Estate Investment Trust

13

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$517,157,844	—	—	$517,157,844
Short-Term Investments
Joint Repurchase Agreements	—	$16,265,589	—	16,265,589
Other Investment Companies	10,712,189	—	—	10,712,189

Total Investments in Securities	$527,870,033	$16,265,589	—	$544,135,622

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

14

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 12.4%
BJ’s Restaurants, Inc.[1]	26,021	$1,168,343
Burlington Stores, Inc.*	16,970	2,259,556
Carter’s, Inc.	12,230	1,273,143
Cavco Industries, Inc.*	10,338	1,796,228
Dorman Products, Inc.*	20,472	1,355,451
Five Below, Inc.*	21,620	1,585,611
Horizon Global Corp.*	42,141	347,242
Lithia Motors, Inc., Class A	12,522	1,258,711
The Michaels Cos., Inc.*	49,372	973,122
Polaris Industries, Inc.[1]	14,831	1,698,446
Pool Corp.	8,086	1,182,335
Tupperware Brands Corp.	12,788	618,683
Total Consumer Discretionary		15,516,871
Consumer Staples - 1.3%
PriceSmart, Inc.[1]	20,180	1,686,039
Energy - 3.6%
Callon Petroleum Co.*,1	118,416	1,567,828
Dril-Quip, Inc.*,1	10,181	456,109
Matador Resources Co.*	43,577	1,303,388
QEP Resources, Inc.*	52,490	513,877
Superior Energy Services, Inc.*	74,580	628,709
Total Energy		4,469,911
Financials - 15.6%
Artisan Partners Asset Management, Inc., Class A	21,667	721,511
BankUnited, Inc.	33,252	1,329,415
Glacier Bancorp, Inc.	31,590	1,212,424
James River Group Holdings, Ltd. (Bermuda)	33,352	1,182,996
MarketAxess Holdings, Inc.	16,082	3,496,870
Pinnacle Financial Partners, Inc.	17,988	1,154,830
ProAssurance Corp.	25,700	1,247,735
Signature Bank*	14,120	2,004,334
SVB Financial Group*	12,393	2,974,444
Texas Capital Bancshares, Inc.*	15,658	1,407,654
Webster Financial Corp.	26,606	1,473,972
Western Alliance Bancorp*	23,384	1,358,844
Total Financials		19,565,029
Health Care - 11.9%
Acadia Healthcare Co., Inc.*	27,492	1,077,137
Alkermes PLC (Ireland)*	22,524	1,305,491
Catalent, Inc.*	43,845	1,800,276
ICU Medical, Inc.*	9,148	2,308,955

	Shares	Value
IDEXX Laboratories, Inc.*	7,295	$1,396,190
Impax Laboratories, Inc.*	41,326	803,791
K2M Group Holdings, Inc.*	36,195	685,895
Premier, Inc., Class A*	46,403	1,452,878
STERIS PLC (United Kingdom)	21,745	2,030,113
West Pharmaceutical Services, Inc.	23,398	2,065,809
Total Health Care		14,926,535
Industrials - 16.7%
Exponent, Inc.	29,560	2,324,894
Gardner Denver Holdings, Inc.*	53,526	1,642,178
Graco, Inc.	30,894	1,412,474
Hexcel Corp.	22,115	1,428,408
Lincoln Electric Holdings, Inc.	15,651	1,407,807
The Middleby Corp.*	9,467	1,171,920
Nordson Corp.	12,404	1,691,161
RBC Bearings, Inc.*	16,318	2,026,695
Ritchie Bros. Auctioneers, Inc. (Canada)	44,781	1,409,258
Schneider National, Inc., Class B	52,861	1,377,558
The Toro Co.	36,084	2,253,446
Wabtec Corp. [1]	22,540	1,834,756
WageWorks, Inc.*	21,340	964,568
Total Industrials		20,945,123
Information Technology - 20.5%
ANSYS, Inc.*	9,579	1,500,934
Blackbaud, Inc.	13,136	1,337,376
Booz Allen Hamilton Holding Corp.	47,366	1,834,012
Cognex Corp.	34,634	1,800,622
CoStar Group, Inc.*	7,097	2,573,940
Gartner, Inc.*	21,515	2,530,594
LogMeIn, Inc.	15,911	1,838,516
Power Integrations, Inc.	14,990	1,024,567
Rapid7, Inc.*	34,808	890,041
Silicon Laboratories, Inc.*	15,196	1,366,120
SS&C Technologies Holdings, Inc.	37,382	2,005,170
Tyler Technologies, Inc.*,1	11,939	2,518,651
The Ultimate Software Group, Inc.*	5,684	1,385,191
Zebra Technologies Corp., Class A*	22,543	3,137,760
Total Information Technology		25,743,494
Materials - 5.8%
AptarGroup, Inc.	10,541	946,898
Berry Global Group, Inc.*	22,440	1,229,936
Eagle Materials, Inc.	12,155	1,252,573
Quaker Chemical Corp.	10,437	1,546,033

15

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.8% (continued)
RPM International, Inc.	48,828	$2,327,631
Total Materials		7,303,071
Real Estate - 8.0%
American Campus Communities, Inc., REIT	49,516	1,912,308
CoreSite Realty Corp., REIT	13,026	1,305,987
Easterly Government Properties, Inc., REIT	64,471	1,315,208
Mid-America Apartment Communities, Inc., REIT	12,002	1,095,062
Physicians Realty Trust, REIT	84,531	1,316,148
Summit Hotel Properties, Inc., REIT	101,781	1,385,239
Sun Communities, Inc., REIT	18,178	1,660,924
Total Real Estate		9,990,876
Utilities - 2.0%
OGE Energy Corp.	36,343	1,190,960
Portland General Electric Co.	31,272	1,266,829
Total Utilities		2,457,789
Total Common Stocks (Cost $125,516,799)		122,604,738

	Principal Amount
Short-Term Investments - 7.1%
Joint Repurchase Agreements - 5.0%[2]
BNP Paribas S.A., dated 03/29/18, due 04/02/18, 1.800% total to be received $310,977 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.375%, 02/15/23 - 09/09/49, totaling $317,133)	$310,915	310,915
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $1,478,343 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $1,507,607)	1,478,046	1,478,046

	Principal Amount	Value
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.780% total to be received $1,478,338 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 05/15/18 - 01/15/37, totaling $1,512,996)	$1,478,046	$1,478,046
Jefferies LLC, dated 03/29/18, due 04/02/18, 1.820% total to be received $1,478,345 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.250%, 04/17/18 - 07/15/32, totaling $1,507,614)	1,478,046	1,478,046
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $1,478,345 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $1,507,607)	1,478,046	1,478,046
Total Joint Repurchase Agreements		6,223,099

	Shares
Other Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[3]	2,661,836	2,661,836
Total Short-Term Investments (Cost $8,884,935)		8,884,935
Total Investments - 104.9% (Cost $134,401,734)		131,489,673
Other Assets, less Liabilities - (4.9)%		(6,090,542)
Net Assets - 100.0%		$125,399,131

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $6,239,966 or 5.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT  Real Estate Investment Trust

16

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$122,604,738	—	—	$122,604,738
Short-Term Investments
Joint Repurchase Agreements	—	$6,223,099	—	6,223,099
Other Investment Companies	2,661,836	—	—	2,661,836

Total Investments in Securities	$125,266,574	$6,223,099	—	$131,489,673

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

17

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

18

Notes to Schedules of Portfolio of Investments (unaudited)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

19

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 15.6%
Carnival Corp.	40,418	$2,650,613
Comcast Corp., Class A	72,579	2,480,024
Darden Restaurants, Inc.	30,285	2,581,796
Dick’s Sporting Goods, Inc.	69,018	2,419,081
Dollar General Corp.	27,729	2,594,048
The Home Depot, Inc.	15,299	2,726,894
O’Reilly Automotive, Inc.*	11,214	2,774,119
Ross Stores, Inc.	36,522	2,847,986
The Walt Disney Co.	26,436	2,655,232
Total Consumer Discretionary		23,729,793
Financials - 10.4%
American Express Co.	29,177	2,721,631
Ameriprise Financial, Inc.	16,800	2,485,392
The Charles Schwab Corp.	52,749	2,754,553
The Progressive Corp.	44,774	2,728,080
Prudential Financial, Inc.	24,406	2,527,241
Synchrony Financial	76,214	2,555,455
Total Financials		15,772,352
Health Care - 15.1%
AbbVie, Inc.	23,699	2,243,110
Aetna, Inc.	16,011	2,705,859
Anthem, Inc.	12,551	2,757,455
Biogen, Inc.*	8,841	2,420,842
Celgene Corp.*	24,389	2,175,743
Cigna Corp.	14,258	2,391,637
Gilead Sciences, Inc.	34,080	2,569,291
UnitedHealth Group, Inc.	12,355	2,643,970
Varian Medical Systems, Inc.*	24,206	2,968,866
Total Health Care		22,876,773
Industrials - 14.2%
The Boeing Co.	8,722	2,859,769
Cummins, Inc.	16,189	2,624,075
Illinois Tool Works, Inc.	17,479	2,738,260
Lockheed Martin Corp.	8,189	2,767,309
Masco Corp.	64,848	2,622,453
Rockwell Automation, Inc.	14,506	2,526,945
Southwest Airlines Co.	46,942	2,688,838
Union Pacific Corp.	20,832	2,800,446
Total Industrials		21,628,095

	Shares	Value
Information Technology - 39.9%
Activision Blizzard, Inc.	40,503	$2,732,332
Adobe Systems, Inc.*	12,196	2,635,312
Alphabet, Inc., Class A*	2,652	2,750,495
Apple, Inc.	16,930	2,840,516
Applied Materials, Inc.	48,112	2,675,508
CDW Corp.	38,732	2,723,247
Cisco Systems, Inc.	68,851	2,953,019
Citrix Systems, Inc.*	32,182	2,986,490
eBay, Inc.*	66,735	2,685,416
Facebook, Inc., Class A*	15,730	2,513,497
Fidelity National Information Services, Inc.	30,457	2,933,009
International Business Machines Corp.	18,761	2,878,500
Lam Research Corp.	12,707	2,581,554
Mastercard, Inc., Class A	16,634	2,913,612
Microsoft Corp.	31,033	2,832,382
NetApp, Inc.	46,112	2,844,649
Oracle Corp.	57,264	2,619,828
Skyworks Solutions, Inc.	26,504	2,657,291
Synopsys, Inc.*	32,929	2,741,010
Texas Instruments, Inc.	26,435	2,746,332
Total System Services, Inc.	33,005	2,847,011
Western Digital Corp.	26,987	2,490,091
Total Information Technology		60,581,101
Materials - 3.5%
Berry Global Group, Inc.*	49,847	2,732,114
Crown Holdings, Inc.*	51,465	2,611,849
Total Materials		5,343,963
Total Common Stocks (Cost $136,606,591)		149,932,077
Short-Term Investments - 1.5%
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[1]	2,347,475	2,347,475
Total Short-Term Investments (Cost $2,347,475)		2,347,475
Total Investments - 100.2% (Cost $138,954,066)		152,279,552
Other Assets, less Liabilities - (0.2)%		(334,977)
Net Assets - 100.0%		$151,944,575

*	Non-income producing security.
[1]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

1

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$149,932,077	—	—	$149,932,077
Short-Term Investments
Other Investment Companies	2,347,475	—	—	2,347,475

Total Investments in Securities	$152,279,552	—	—	$152,279,552

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

2

AMG Renaissance International Equity Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 15.9%
Bridgestone Corp., ADR (Japan)	2,465	$54,279
Carnival PLC, ADR (United States)	877	57,443
GKN PLC, Sponsored ADR (United Kingdom)	9,741	61,320
Magna International, Inc. (Canada)	974	54,885
Pandora A/S, Sponsored ADR (Denmark)	2,137	58,383
Persimmon PLC, ADR (United Kingdom)	767	55,086
Renault, S.A., ADR (France)	2,765	67,521
Sony Corp. (Japan)	1,129	55,547
Valeo, S.A., Sponsored ADR (France)	1,491	49,442
Total Consumer Discretionary		513,906
Consumer Staples - 1.7%
WH Group, Ltd., Sponsored ADR (Hong Kong)	2,546	54,464
Energy - 3.7%
CNOOC, Ltd. (China)	36,853	54,568
LUKOIL PJSC, Sponsored ADR (Russia)	929	64,305
Total Energy		118,873
Financials - 18.9%
Allianz SE, Sponsored ADR (Germany)	2,312	52,459
AXA SA (France)	1,888	50,189
Banco Santander Mexico, S.A. Institucion de Banca Multiple Grupo Financiero Santand, ADR (Mexico)	7,531	53,997
China Construction Bank Corp., Class H (China)	54,594	57,024
DBS Group Holdings, Ltd., Sponsored ADR (Singapore)	775	65,887
Kasikornbank PCL, ADR (Thailand)	1,913	52,885
KB Financial Group, Inc., ADR (South Korea)*	968	56,086
Manulife Financial Corp. (Canada)	2,697	50,110
ORIX Corp., Sponsored ADR (Japan)	651	58,499
SCOR SE, Sponsored ADR (France)	13,968	57,129
United Overseas Bank Ltd. (Singapore)	2,797	58,855
Total Financials		613,120
Health Care - 5.4%
ICON PLC (Ireland)*	493	58,243
Jazz Pharmaceuticals PLC (Ireland)*	428	64,624
Sanofi (France)	648	51,995
Total Health Care		174,862
Industrials - 16.3%
ACS Actividades de Construccion y Servicios, S.A. (Spain)	1,437	56,065
AerCap Holdings, N.V. (Ireland)*	1,091	55,336

	Shares	Value
Beijing Capital International Airport Co. Ltd., Class H (China)	34,865	$47,088
Canadian National Railway Co. (Canada)	685	50,094
China Eastern Airlines Corp., Ltd., ADR (China)	1,369	50,379
Deutsche Post AG, Sponsored ADR (Germany)	1,177	51,753
Ferguson PLC (Switzerland)	765	57,535
Mitsubishi Electric Corp., ADR (Japan)	1,558	50,501
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	498	61,179
SMC Corp., Sponsored ADR (Japan)	2,345	47,897
Total Industrials		527,827
Information Technology - 15.3%
Advanced Semiconductor Engineering, Inc., ADR (Taiwan)	8,678	63,002
Baidu, Inc., Sponsored ADR (China)*	230	51,334
Capgemini SE, ADR (France)	2,361	58,848
Check Point Software Technologies, Ltd. (Israel)*	564	56,028
Infineon Technologies AG, ADR (Germany)	1,836	49,544
NetEase, Inc., ADR (China)	171	47,947
NXP Semiconductors, N.V. (Netherlands)*	491	57,447
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR (Taiwan)	1,344	58,813
YY, Inc., ADR (China)*	484	50,917
Total Information Technology		493,880
Materials - 14.2%
Akzo Nobel, N.V., Sponsored ADR (Netherlands)	1,958	61,990
Arkema, S.A., Sponsored ADR (France)	468	61,332
CRH PLC, Sponsored ADR (Ireland)	1,545	52,561
Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR (China)	945	57,947
Solvay, S.A. (Belgium)	402	55,870
Stora Enso OYJ, Class R (Finland)	3,100	56,998
Teck Resources, Ltd., Class B (Canada)	2,167	55,809
Toray Industries, Inc., ADR (Japan)	2,976	56,618
Total Materials		459,125
Telecommunication Services - 6.8%
KDDI Corp., ADR (Japan)[1]	4,630	59,287
Nippon Telegraph & Telephone Corp., ADR (Japan)	1,206	56,139
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	2,102	50,806
Turkcell Iletisim Hizmetleri AS (Turkey)	14,318	54,866
Total Telecommunication Services		221,098
Total Common Stocks (Cost $2,750,391)		3,177,155

1

AMG Renaissance International Equity Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.7%[2]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/29/18, due 04/02/18, 1.800% total to be received $22,200 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.000%, 10/31/23 - 09/09/49, totaling $22,640)	$22,196	$22,196

	Shares
Other Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[3]	47,634	47,634
Total Short-Term Investments (Cost $69,830)		69,830

Value
Total Investments - 100.4% (Cost $2,820,221)	$3,246,985
Other Assets, less Liabilities - (0.4)%	(12,306)
Net Assets - 100.0%	$3,234,679

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $21,777 or 0.7% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$447,052	$166,068	—	$613,120
Industrials	367,139	160,688	—	527,827
Consumer Discretionary	458,359	55,547	—	513,906
Information Technology	493,880	—	—	493,880
Materials	346,257	112,868	—	459,125
Telecommunication Services	166,232	54,866	—	221,098
Health Care	122,867	51,995	—	174,862
Energy	64,305	54,568	—	118,873
Consumer Staples	54,464	—	—	54,464
Short-Term Investments
Joint Repurchase Agreements	—	22,196	—	22,196
Other Investment Companies	47,634	—	—	47,634

Total Investments in Securities	$2,568,189	$678,796	—	$3,246,985

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

2

AMG Renaissance International Equity Fund Schedule of Portfolio Investments (continued)

As of March 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(46,964)	$46,964	—

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

Country	% of Long-Term Investments
Belgium	1.8
Canada	6.6
China	13.1
Denmark	1.8
Finland	1.8
France	12.5
Germany	4.8
Hong Kong	1.7
Ireland	9.2
Israel	1.8
Japan	13.8
Mexico	1.7
Netherlands	3.8
Russia	2.0
Singapore	3.9
South Korea	3.4
Spain	1.8
Switzerland	1.8
Taiwan	3.8
Thailand	1.7
Turkey	1.7
United Kingdom	3.7
United States	1.8

100.0

3

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

4

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 95.7%
Consumer Discretionary - 17.1%
ASGN, Inc.*	395,000	$32,342,600
Bright Horizons Family Solutions, Inc.*	270,000	26,924,400
Cable One, Inc.	30,522	20,971,971
Chegg, Inc.*	788,750	16,295,575
Core-Mark Holding Co., Inc.	187,000	3,975,620
Floor & Decor Holdings, Inc., Class A*,1	240,000	12,508,800
Hudson, Ltd., Class A (United Kingdom)*	675,000	10,739,250
IMAX Corp. (Canada)*	400,099	7,681,901
Lithia Motors, Inc., Class A1	82,600	8,302,952
Monro, Inc.[1]	270,045	14,474,412
National Vision Holdings, Inc.*	488,000	15,767,280
Ollie’s Bargain Outlet Holdings, Inc.*	110,000	6,633,000
Papa John’s International, Inc.[1]	135,000	7,735,500
Strayer Education, Inc.	169,000	17,077,450
William Lyon Homes, Class A*	155,000	4,260,950
Total Consumer Discretionary		205,691,661
Consumer Staples - 1.9%
MGP Ingredients, Inc.[1]	193,100	17,299,829
SunOpta, Inc. (Canada)*	744,000	5,282,400
Total Consumer Staples		22,582,229
Energy - 2.5%
Cactus, Inc., Class A*	260,000	7,001,800
Liberty Oilfield Services, Inc., Class A*,1	300,000	5,067,000
Matador Resources Co.*	340,000	10,169,400
Solaris Oilfield Infrastructure, Inc., Class A*	466,600	7,726,896
Total Energy		29,965,096
Financials - 7.6%
AMERISAFE, Inc.	138,052	7,627,373
Argo Group International Holdings, Ltd. (Bermuda)	106,785	6,129,459
Cadence BanCorp	500,000	13,615,000
FCB Financial Holdings, Inc., Class A*	115,000	5,876,500
Hamilton Lane, Inc., Class A	355,000	13,216,650
M I Acquisitions, Inc.*	574,100	5,993,604
Meta Financial Group, Inc.	115,020	12,560,184
ProAssurance Corp.	275,065	13,354,406
WisdomTree Investments, Inc.	1,414,400	12,970,048
Total Financials		91,343,224
Health Care - 12.1%
Acceleron Pharma, Inc.*	95,000	3,714,500
Achaogen, Inc.*	220,000	2,849,000

	Shares	Value
Amedisys, Inc.*	130,020	$7,845,407
American Renal Associates Holdings, Inc.*,1	230,004	4,335,575
Argenx SE, ADR (Netherlands)*	46,700	3,756,548
Avexis, Inc.*	60,000	7,414,800
Blueprint Medicines Corp.*	130,000	11,921,000
Evolent Health, Inc., Class A*,1	455,012	6,483,921
HealthEquity, Inc.*	170,000	10,291,800
Inogen, Inc.*	94,500	11,608,380
iRhythm Technologies, Inc.*	194,200	12,224,890
K2M Group Holdings, Inc.*	445,030	8,433,319
Loxo Oncology, Inc.*,1	35,000	4,037,950
MyoKardia, Inc.*	73,000	3,562,400
PRA Health Sciences, Inc.*	93,500	7,756,760
Radius Health, Inc.*	396,000	14,232,240
Repligen Corp.*	390,000	14,110,200
Sarepta Therapeutics, Inc.*	120,000	8,890,800
Sienna Biopharmaceuticals, Inc.*	105,000	1,971,900
Total Health Care		145,441,390
Industrials - 20.0%
Albany International Corp., Class A	320,000	20,064,000
Allegiant Travel Co.[1]	82,064	14,160,143
Atento, S.A. (Spain)	610,400	4,761,120
Beacon Roofing Supply, Inc.*	450,000	23,881,500
CIRCOR International, Inc.	193,600	8,258,976
Clean Harbors, Inc.*	331,000	16,156,110
Daseke, Inc.*	415,000	4,062,850
EMCOR Group, Inc.	230,000	17,923,900
Exponent, Inc.	163,200	12,835,680
Healthcare Services Group, Inc.	260,073	11,307,974
ICF International, Inc.	176,000	10,287,200
Milacron Holdings Corp.*	580,000	11,681,200
RBC Bearings, Inc.*	90,096	11,189,923
Rexnord Corp.*	375,000	11,130,000
TriNet Group, Inc.*	417,900	19,357,128
UniFirst Corp.	83,000	13,416,950
Viad Corp.	180,040	9,443,098
WageWorks, Inc.*	461,574	20,863,145
Total Industrials		240,780,897
Information Technology - 27.7%
2U, Inc.*,1	247,000	20,755,410
ACI Worldwide, Inc.*	338,508	8,029,410
Blackline, Inc.*	210,000	8,234,100
Cision, Ltd.*,1	1,026,975	11,882,101

1

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 27.7% (continued)
Cloudera, Inc.*	225,000	$4,855,500
Envestnet, Inc.*	125,000	7,162,500
Exela Technologies, Inc.*,1	1,194,000	6,602,820
ExlService Holdings, Inc.*	312,633	17,435,542
Fair Isaac Corp.*	84,000	14,227,080
ForeScout Technologies Inc.*	92,400	2,997,456
Instructure, Inc.*	322,700	13,601,805
j2 Global, Inc.[1]	269,400	21,261,048
Littelfuse, Inc.	67,000	13,948,060
MAXIMUS, Inc.	120,000	8,008,800
MINDBODY, Inc., Class A*,1	250,000	9,725,000
MKS Instruments, Inc.	243,000	28,102,950
New Relic, Inc.*	105,000	7,782,600
Paycom Software, Inc.*,1	157,000	16,860,230
Pegasystems, Inc.	277,000	16,800,050
Q2 Holdings, Inc.*	445,007	20,270,069
RealPage, Inc.*	294,068	15,144,502
Rosetta Stone, Inc.*	214,800	2,824,620
Science Applications International Corp.	131,033	10,325,400
Talend, S.A., ADR *,1	295,000	14,195,400
WEX, Inc.*	210,045	32,897,248
Total Information Technology		333,929,701
Materials - 1.5%
PolyOne Corp.	194,500	8,270,140
Summit Materials, Inc., Class A*	305,028	9,236,248
Total Materials		17,506,388
Real Estate - 3.3%
HFF, Inc., Class A	120,000	5,964,000
Kennedy-Wilson Holdings, Inc.	1,021,358	17,771,629
National Storage Affiliates Trust, REIT	280,000	7,022,400
Willscot Corp.*,1	650,000	8,872,500
Total Real Estate		39,630,529
Telecommunication Services - 2.0%
Cogent Communications Holdings, Inc.	195,082	8,466,559
Shenandoah Telecommunications Co.	450,000	16,200,000
Total Telecommunication Services		24,666,559
Total Common Stocks (Cost $787,661,801)		1,151,537,674
Preferred Stock - 0.6%
Consumer Discretionary - 0.6%
Wheels Up *,2 (Cost $6,999,997)	2,243,589	6,999,997

	Principal Amount	Value
Short-Term Investments - 8.6%
Joint Repurchase Agreements - 5.0%[3]
Bank of Nova Scotia, dated 03/29/18, due 04/02/18, 1.770% total to be received $1,259,766 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.500%, 04/19/18 - 09/09/49, totaling $1,284,772)	$1,259,518	$1,259,518
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $14,176,047 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $14,456,661)	14,173,197	14,173,197
Deutsche Bank Securities, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $1,721,628 (collateralized by various U.S. Government Agency Obligations, 3.500% - 4.500%, 07/25/42 - 01/20/48, totaling $1,755,706)	1,721,280	1,721,280
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $14,176,063 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $14,456,661)	14,173,197	14,173,197
RBC Dominion Securities, Inc., dated 03/29/18, due 04/02/18, 1.800% total to be received $14,176,032 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.000%, 06/28/18 - 12/20/47, totaling $14,456,661)	14,173,197	14,173,197
State of Wisconsin Investment Board, dated 03/29/18, due 04/02/18, 2.100% total to be received $14,176,507 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 -02/15/47, totaling $14,507,368)	14,173,200	14,173,200
Total Joint Repurchase Agreements		59,673,589

	Shares
Other Investment Companies - 3.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[4]	43,819,019	43,819,019
Total Short-Term Investments (Cost $103,492,608)		103,492,608
Total Investments - 104.9% (Cost $898,154,406)		1,262,030,279
Other Assets, less Liabilities - (4.9)%		(58,441,273)
Net Assets - 100.0%		$1,203,589,006

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $59,241,994 or 4.9% of net assets, were out on loan to various brokers.

2

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

[2]	Security’s value was determined by using significant unobservable inputs.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,151,537,674	—	—	$1,151,537,674
Preferred Stock††	—	—	$6,999,997	6,999,997
Short-Term Investments
Joint Repurchase Agreements	—	$59,673,589	—	59,673,589
Other Investment Companies	43,819,019	—	—	43,819,019

Total Investments in Securities	$1,195,356,693	$59,673,589	$6,999,997	$1,262,030,279

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All preferred stocks held in the Fund are Level 3 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2018:

Preferred Stock
Balance as of December 31, 2017	$6,999,997
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Balance as of March 31, 2018	$6,999,997

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2018	—

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of March 31, 2018. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Inputs(s)	Range	Average
Preferred Stock	$6,999,997	Recent Financing	Recent Transaction Price	N/A	N/A

Total	$6,999,997

3

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 11.9%
Altice USA, Inc., Class A*,1	835,400	$15,438,192
Brunswick Corp.	387,600	23,019,564
Dollar Tree, Inc.*	350,100	33,224,490
Domino’s Pizza, Inc.	69,025	16,121,479
International Game Technology PLC	613,800	16,406,874
Leggett & Platt, Inc.	533,600	23,670,496
O’Reilly Automotive, Inc.*	118,600	29,339,268
Pool Corp.	154,300	22,561,746
Ross Stores, Inc.	333,900	26,037,522
ServiceMaster Global Holdings, Inc.*	422,000	21,458,700
Ulta Beauty, Inc.*	96,300	19,671,201
Total Consumer Discretionary		246,949,532
Consumer Staples - 1.1%
McCormick & Co., Inc.	205,800	21,895,062
Energy - 1.4%
Concho Resources, Inc.*	189,600	28,502,568
Financials - 11.8%
Apollo Global Management LLC, Class A	875,400	25,929,348
Assured Guaranty, Ltd. (Bermuda)	453,400	16,413,080
Axis Capital Holdings, Ltd. (Bermuda)	298,200	17,167,374
Comerica, Inc.	200,400	19,224,372
The Progressive Corp.	1,164,800	70,971,264
RenaissanceRe Holdings, Ltd. (Bermuda)	197,700	27,383,427
S&P Global, Inc.	98,500	18,819,410
Signature Bank*	130,600	18,538,670
TD Ameritrade Holding Corp.	496,600	29,413,618
Total Financials		243,860,563
Health Care - 10.8%
Agilent Technologies, Inc.	355,500	23,782,950
Bio-Rad Laboratories, Inc., Class A*	110,600	27,658,848
Bio-Techne Corp.	149,300	22,550,272
Centene Corp.*	223,100	23,842,697
Charles River Laboratories International, Inc.*	143,000	15,263,820
DaVita, Inc.*	464,300	30,615,942
Incyte Corp.*	59,300	4,941,469
Neurocrine Biosciences, Inc.*	347,100	28,785,003
Premier, Inc., Class A*,1	661,600	20,714,696
Vertex Pharmaceuticals, Inc.*	150,000	24,447,000
Total Health Care		222,602,697
Industrials - 23.5%
AerCap Holdings, N.V. (Ireland)*	481,300	24,411,536

	Shares	Value
AMETEK, Inc.	320,900	$24,378,773
BWX Technologies, Inc.	585,400	37,190,462
Carlisle Cos., Inc.	210,600	21,988,746
Cintas Corp.	84,125	14,350,042
Copart, Inc.*	401,100	20,428,023
Genesee & Wyoming, Inc., Class A*	236,800	16,763,072
Hexcel Corp.	287,700	18,582,543
JB Hunt Transport Services, Inc.	155,300	18,193,395
L3 Technologies, Inc.	167,400	34,819,200
Nielsen Holdings PLC	471,300	14,982,627
Nordson Corp.	181,400	24,732,076
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	255,600	31,400,460
TransDigm Group, Inc.[1]	77,700	23,849,238
TransUnion*	585,300	33,233,334
Verisk Analytics, Inc.*	397,600	41,350,400
WABCO Holdings, Inc.*	115,100	15,408,437
Wabtec Corp. [1]	201,800	16,426,520
Waste Connections, Inc.	529,300	37,971,982
Watsco, Inc.	79,600	14,405,212
Total Industrials		484,866,078
Information Technology - 27.9%
Alliance Data Systems Corp.	111,100	23,648,746
Amdocs, Ltd.	472,600	31,531,872
Amphenol Corp., Class A	317,400	27,337,662
ANSYS, Inc.*	28,500	4,465,665
Atlassian Corp. PLC, Class A (Australia)*	292,900	15,793,168
Booz Allen Hamilton Holding Corp.	1,067,300	41,325,856
Coherent, Inc.*	96,500	18,084,100
CoStar Group, Inc.*	76,700	27,817,556
Dolby Laboratories, Inc., Class A	502,200	31,919,832
Electronic Arts, Inc.*	195,300	23,678,172
Fidelity National Information Services, Inc.	244,100	23,506,830
FleetCor Technologies, Inc.*	219,600	44,469,000
Gartner, Inc.*	394,100	46,354,042
Global Payments, Inc.	526,600	58,726,432
Marvell Technology Group, Ltd. (Bermuda)	1,297,500	27,247,500
Microchip Technology, Inc.[1]	268,600	24,539,296
Open Text Corp. (Canada)	477,800	16,627,440
Red Hat, Inc.*	192,700	28,810,577
Tyler Technologies, Inc.*	138,600	29,239,056
Worldpay, Inc., Class A*	390,600	32,122,944
Total Information Technology		577,245,746

4

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.1%
Ecolab, Inc.	205,500	$28,167,885
International Flavors & Fragrances, Inc.	166,025	22,730,483
Martin Marietta Materials, Inc.	159,600	33,085,080
Total Materials		83,983,448
Real Estate - 4.9%
CBRE Group, Inc., Class A*	784,700	37,053,534
SBA Communications Corp., REIT *	374,800	64,060,816
Total Real Estate		101,114,350
Telecommunication Services - 0.9%
Zayo Group Holdings, Inc.*	563,500	19,249,161
Total Common Stocks (Cost $1,306,344,708)		2,030,269,205

	Principal Amount
Short-Term Investments - 4.2%
Joint Repurchase Agreements - 2.5%[2]
Daiwa Capital Market America, dated 03/29/18, due 04/02/18, 1.810% total to be received $12,190,859 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $12,432,176)	$12,188,408	12,188,408
Deutsche Bank Securities, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $1,646,885 (collateralized by various U.S. Government Agency Obligations, 3.500% - 4.500%, 07/25/42 - 01/20/48, totaling $1,679,483)	1,646,552	1,646,552

	Principal Amount	Value
MUFG Securities America, Inc. dated 03/29/18, due 04/02/18, 1.810% total to be received $11,737,967 (collateralized by various U.S. Government Agency Obligations, 1.915% - 5.097%, 08/01/19 - 03/01/48, totaling $11,970,319)	$11,735,607	$11,735,607
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $12,190,873 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $12,432,176)	12,188,408	12,188,408
State of Wisconsin Investment Board, dated 03/29/18, due 04/02/18, 2.100% total to be received $13,560,963 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/47, totaling $13,877,458)	13,557,800	13,557,800
Total Joint Repurchase Agreements		51,316,775

	Shares
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[3]	35,121,808	35,121,808
Total Short-Term Investments (Cost $86,438,583)		86,438,583
Total Investments - 102.5% (Cost $1,392,783,291)		2,116,707,788
Other Assets, less Liabilities - (2.5)%		(50,971,185)
Net Assets - 100.0%		$2,065,736,603

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $50,642,343 or 2.5% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

REIT  Real Estate Investment Trust

5

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$2,030,269,205	—	—	$2,030,269,205
Short-Term Investments
Joint Repurchase Agreements	—	$51,316,775	—	51,316,775
Other Investment Companies	35,121,808	—	—	35,121,808

Total Investments in Securities	$2,065,391,013	$51,316,775	—	$2,116,707,788

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

6

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 95.5%
Consumer Discretionary - 21.1%
ABC-Mart, Inc. (Japan)[1]	378,400	$24,919,068
CIE Automotive, S.A. (Spain)	759,400	27,133,040
CTS Eventim AG & Co. KGaA (Germany)[1]	250,912	11,762,327
Dalata Hotel Group PLC (Ireland)*	2,308,830	17,613,597
Don Quijote Holdings Co., Ltd. (Japan)	268,400	15,382,075
IDOM, Inc. (Japan)[1]	2,005,300	14,235,698
Izumi Co., Ltd. (Japan)	369,300	24,904,688
Modern Times Group MTG AB, Class B (Sweden)	518,728	21,093,114
Moncler S.P.A. (Italy)	194,200	7,390,914
SAF-Holland, S.A. (Germany)[1]	290,400	5,866,057
Samsonite International, S.A. (United States)	5,968,150	27,297,209
Ser Educacional, S.A. (Brazil)[2]	675,900	4,119,132
Skylark Co., Ltd. (Japan)[1]	554,900	7,976,457
Total Consumer Discretionary		209,693,376
Consumer Staples - 2.6%
Sugi Holdings Co., Ltd. (Japan)	459,830	25,895,484
Financials - 16.6%
Aruhi Corp. (Japan)[1]	617,900	8,354,515
Avanza Bank Holding AB (Sweden)[1]	166,262	8,792,255
Banregio Grupo Financiero, SAB de CV (Mexico)	986,400	6,072,491
Bolsas y Mercados Espanoles SHMSF, S.A. (Spain)[1]	161,400	5,463,851
Challenger, Ltd. (Australia)	1,335,478	11,960,299
Dewan Housing Finance Corp., Ltd. (India)	2,004,100	15,865,200
Edelweiss Financial Services, Ltd. (India)	3,146,888	11,606,704
FinecoBank Banca Fineco S.P.A. (Italy)	1,205,000	14,503,731
GRENKE AG (Germany)	47,425	5,025,915
The Hiroshima Bank, Ltd. (Japan)	592,400	4,518,736
Hoist Finance AB (Sweden)[1,2]	432,000	3,978,431
Jupiter Fund Management PLC (United Kingdom)	1,609,700	10,671,474
Steadfast Group, Ltd. (Australia)	8,191,600	15,957,388
Tamburi Investment Partners S.P.A. (Italy)	989,800	7,461,807
Topdanmark A/S (Denmark)*	363,250	17,151,849
Zenkoku Hosho Co., Ltd. (Japan)	393,300	17,283,010
Total Financials		164,667,656
Health Care - 8.1%
Amplifon S.P.A. (Italy)	1,530,900	27,216,754
DiaSorin S.P.A. (Italy)	51,125	4,605,222
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	697,000	6,676,891
Japan Lifeline Co., Ltd. (Japan)[1]	655,600	18,760,116

	Shares	Value
Orpea (France)	52,380	$6,651,641
UDG Healthcare PLC (Ireland)	1,401,200	17,069,001
Total Health Care		80,979,625
Industrials - 23.9%
AirAsia Bhd (Malaysia)	12,487,300	12,836,215
Alimak Group AB (Sweden)[1,2]	269,298	4,096,008
Benefit One, Inc. (Japan)	622,800	17,287,403
Clarkson PLC (United Kingdom)	148,100	6,273,982
Daetwyler Holding AG (Switzerland)	70,184	13,424,146
Diploma PLC (United Kingdom)	553,225	8,856,133
en-japan, Inc. (Japan)	472,600	26,874,323
Interpump Group S.P.A. (Italy)	579,450	19,595,739
IPH, Ltd. (Australia)[1]	2,824,500	7,412,924
Irish Continental Group PLC (Ireland)	1,134,510	7,980,158
LISI (France)	151,990	6,123,495
Melrose Industries PLC (United Kingdom)[1]	6,394,682	20,719,367
Nabtesco Corp. (Japan)	304,800	11,871,458
Nihon M&A Center, Inc. (Japan)	416,000	14,407,478
Norma Group SE (Germany)	43,565	3,265,238
Palfinger AG (Austria)	95,640	3,854,032
Polypipe Group PLC (United Kingdom)	1,383,015	6,760,362
Prosegur Cia de Seguridad, S.A. (Spain)	3,259,110	25,066,663
Rotork PLC (United Kingdom)	2,067,700	8,264,238
Stabilus, S.A. (Luxembourg)	133,800	12,772,601
Total Industrials		237,741,963
Information Technology - 17.7%
Altran Technologies, S.A. (France)[1]	1,316,877	19,512,369
Ascom Holding AG (Switzerland)	518,500	11,037,445
Auto Trader Group PLC (United Kingdom)[2]	1,879,200	9,237,042
Chroma ATE, Inc. (Taiwan)	1,393,200	8,668,848
Datalogic S.P.A. (Italy)[1]	156,300	4,901,147
Disco Corp. (Japan)	56,900	12,161,998
Electrocomponents PLC (United Kingdom)	1,224,100	10,310,515
Horiba, Ltd. (Japan)	455,695	35,480,386
Iriso Electronics Co., Ltd. (Japan)[1]	222,400	13,554,711
Link Administration Holdings, Ltd. (Australia)	2,045,100	13,200,291
Nemetschek SE (Germany)	79,600	8,926,598
RIB Software SE (Germany)[1]	498,000	10,612,114
SimCorp A/S (Denmark)	255,600	17,864,135
Total Information Technology		175,467,599
Materials - 4.0%
Frutarom Industries, Ltd. (Israel)[1]	184,920	17,002,942

7

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.0% (continued)
RPC Group PLC (United Kingdom)	2,109,384	$22,932,957
Total Materials		39,935,899
Real Estate - 1.2%
Open House Co., Ltd. (Japan)	202,500	12,441,197
Telecommunication Services - 0.3%
Tower Bersama Infrastructure Tbk PT (Indonesia)	6,459,400	2,619,863
Total Common Stocks (Cost $850,885,794)		949,442,662
Rights - 0.2%
Information Technology - 0.2%
Altran Technologies, S.A., Strike €9.23, Expiration 04/09/18 (France)*,1 (Cost $0)	1,316,877	2,204,004
Participation Notes - 1.3%
Financials - 1.3%
Indiabulls Housing Finance, Ltd., 11/28/18 (Morgan Stanley) (India)	680,950	13,035,496
Total Participation Notes (Cost $11,075,459)		13,035,496
Warrants - 0.1%
Financials - 0.1%
Tamburi Investment Partners S.P.A., Strike €4.55, Expiration 06/30/20 (Italy)* (Cost $242,825)	176,475	323,544

	Principal Amount
Short-Term Investments - 8.3%
Joint Repurchase Agreements - 6.4%[3]
Bank of Montreal, dated 03/29/18, due 04/02/18, 1.760% total to be received $1,344,095 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.500%, 04/26/18 - 09/09/49, totaling $1,370,709)	$1,343,832	1,343,832
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $15,132,798 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $15,432,350)	15,129,755	15,129,755

	Principal Amount	Value
Deutsche Bank Securities, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $1,837,802 (collateralized by various U.S. Government Agency Obligations, 3.500% - 4.500%, 07/25/42 - 01/20/48, totaling $1,874,179)	$1,837,430	$1,837,430
NBC Global Finance Ltd, dated 03/29/18, due 04/02/18, 1.710% total to be received $15,132,630 (collateralized by various U.S. Government Agency Obligations, 1.125% - 3.625%, 06/30/19 - 09/09/49, totaling $15,432,354)	15,129,755	15,129,755
RBC Dominion Securities, Inc. dated 03/29/18, due 04/02/18, 1.800% total to be received $15,132,781 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.000%, 06/28/18 - 12/20/47, totaling $15,432,350)	15,129,755	15,129,755
State of Wisconsin Investment Board, dated 03/29/18, due 04/02/18, 2.100% total to be received $15,133,330 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/47, totaling $15,486,522)	15,129,800	15,129,800
Total Joint Repurchase Agreements		63,700,327

	Shares
Other Investment Companies - 1.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[4]	18,897,425	18,897,425
Total Short-Term Investments (Cost $82,597,752)		82,597,752
Total Investments - 105.4% (Cost $944,801,830)		1,047,603,458
Other Assets, less Liabilities - (5.4)%		(53,740,277)
Net Assets - 100.0%		$993,863,181

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $54,073,753 or 5.4% of net assets, were out on loan to various brokers.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2018, the value of these securities amounted to $21,430,613 or 2.2% of net assets.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

8

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$16,806,173	$220,935,790	—	$237,741,963
Consumer Discretionary	21,732,729	187,960,647	—	209,693,376
Information Technology	—	175,467,599	—	175,467,599
Financials	6,072,491	158,595,165	—	164,667,656
Health Care	—	80,979,625	—	80,979,625
Materials	—	39,935,899	—	39,935,899
Consumer Staples	—	25,895,484	—	25,895,484
Real Estate	—	12,441,197	—	12,441,197
Telecommunication Services	—	2,619,863	—	2,619,863
Rights
Information Technology	2,204,004	—	—	2,204,004
Participation Notes	—	13,035,496	—	13,035,496
Warrants
Financials	323,544	—	—	323,544
Short-Term Investments
Joint Repurchase Agreements	—	63,700,327	—	63,700,327
Other Investment Companies	18,897,425	—	—	18,897,425

Total Investment in Securities	$66,036,366	$981,567,092	—	$1,047,603,458

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of March 31, 2018, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$5,379,095	$(87,594,097)	$87,594,097	$(5,379,095)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

9

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	5.0
Austria	0.4
Brazil	0.4
Denmark	3.6
France	3.6
Germany	4.7
India	4.2
Indonesia	0.3
Ireland	4.4
Israel	1.8
Italy	8.9
Japan	31.8
Luxembourg	1.3
Malaysia	1.3
Mexico	0.6
New Zealand	0.7
Spain	6.0
Sweden	3.9
Switzerland	2.6
Taiwan	0.9
United Kingdom	10.8
United States	2.8

100.0

10

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 91.9%
Consumer Discretionary - 18.1%
China Maple Leaf Educational Systems, Ltd. (China)	80,000	$107,909
Fourlis Holdings, S.A. (Greece)	18,000	124,915
Ghabbour Auto (Egypt)*	270,000	80,096
Innocean Worldwide, Inc. (South Korea)	2,400	145,512
Lung Yen Life Service Corp. (Taiwan)	35,000	76,047
OPAP, S.A. (Greece)	7,000	80,230
Plan B Media PCL (Thailand)	73,000	13,657
Plan B Media PCL, Class F (Thailand)	377,000	70,900
PVR, Ltd. (India)	4,500	84,315
Ramayana Lestari Sentosa Tbk PT (Indonesia)	1,050,000	103,187
Ser Educacional, S.A. (Brazil)[1]	20,468	124,734
Shankara Building Products, Ltd. (India)	2,700	73,286
T4F Entretenimento, S.A. (Brazil)	32,000	103,712
Xinyi Glass Holdings, Ltd. (Hong Kong)	55,000	83,719
Total Consumer Discretionary		1,272,219
Consumer Staples - 4.4%
Alicorp SAA (Peru)	25,000	87,181
Juhayna Food Industries (Egypt)	220,000	142,668
Puregold Price Club, Inc. (Philippines)	76,000	76,397
Total Consumer Staples		306,246
Energy - 1.7%
OMV Petrom, S.A. (Romania)	1,400,000	117,176
Financials - 18.6%
Bank Tabungan Negara Persero Tbk PT (Indonesia)	310,000	85,840
Banregio Grupo Financiero, SAB de CV (Mexico)	17,000	104,656
City Union Bank, Ltd. (India)	35,000	93,118
Commercial International Bank Egypt, S.A.E. (Egypt)	14,000	70,683
Dewan Housing Finance Corp., Ltd. (India)	10,000	79,164
Edelweiss Financial Services, Ltd. (India)	18,000	66,389
Egypt Kuwait Holding Co., S.A.E. (Egypt)	110,000	110,067
Grupo Supervielle, S.A., Sponsored ADR (Argentina)	3,000	91,020
Hatton National Bank PLC (Sri Lanka)	45,335	71,337
Intercorp Financial Services, Inc. (Peru)	2,300	93,150
Inversiones La Construccion, S.A. (Chile)	3,500	68,870
KIWOOM Securities Co., Ltd. (South Korea)	700	70,848
MCB Bank, Ltd. (Pakistan)	35,000	67,361
TMB Bank PCL (Thailand)	100,000	8,080
TMB Bank PCL, Class F (Thailand)	900,000	72,529

	Shares	Value
Transaction Capital, Ltd. (South Africa)	60,000	$86,411
Value Partners Group, Ltd. (Hong Kong)	70,000	65,957
Total Financials		1,305,480
Health Care - 8.2%
China Resources Phoenix Healthcare Holdings Co., Ltd. (China)	95,000	115,431
i-SENS, Inc. (South Korea)	4,500	123,604
Life Healthcare Group Holdings, Ltd. (South Africa)	61,000	142,263
Medy-Tox, Inc. (South Korea)	180	127,089
Sihuan Pharmaceutical Holdings Group, Ltd. (China)	230,000	68,778
Total Health Care		577,165
Industrials - 16.9%
AirAsia Bhd (Malaysia)	75,000	77,096
A-Living Services Co., Ltd., Class H (China)*,1	55,000	80,032
Ashok Leyland, Ltd. (India)	30,000	67,397
AviChina Industry & Technology Co., Ltd., Class H (China)	130,000	92,356
Bizlink Holding, Inc. (United States)	10,186	85,808
Blue Label Telecoms, Ltd. (South Africa)	80,000	87,171
China Conch Venture Holdings, Ltd. (China)	32,000	98,197
Corp America Airports, S.A. (Argentina)*	10,000	123,400
DMCI Holdings, Inc. (Philippines)	240,000	56,180
John Keells Holdings PLC (Sri Lanka)	70,000	71,753
KAP Industrial Holdings, Ltd. (South Africa)	150,000	108,964
Mytilineos Holdings, S.A. (Greece)*	12,000	128,652
Sinopec Engineering Group Co., Ltd., Class H (China)	110,000	109,708
Total Industrials		1,186,714
Information Technology - 11.1%
Chroma ATE, Inc. (Taiwan)	11,000	68,445
Elite Material Co., Ltd. (Taiwan)	20,000	66,370
Ennoconn Corp. (Taiwan)	9,000	149,301
Kingsoft Corp., Ltd. (China)	27,000	86,980
Koh Young Technology, Inc. (South Korea)	850	80,314
Linx, S.A. (Brazil)	14,000	86,083
Sinbon Electronics Co., Ltd. (Taiwan)	37,000	97,741
SONDA, S.A. (Chile)	37,000	71,831
WONIK IPS Co., Ltd. (South Korea)	2,200	68,502
Total Information Technology		775,567
Materials - 4.6%
CEMEX Latam Holdings, S.A. (Colombia)*	30,000	95,560
Duratex, S.A. (Brazil)	20,000	71,787

11

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.6% (continued)
Ezz Steel (Egypt)*	60,000	$90,307
PI Industries, Ltd. (India)	5,000	68,420
Total Materials		326,074
Real Estate - 7.3%
BR Properties, S.A. (Brazil)	42,000	114,877
Grivalia Properties REIC AE, REIT (Greece)	6,300	68,604
Medinet Nasr Housing (Egypt)	110,000	75,439
Palm Hills Developments, S.A.E. (Egypt)*	610,000	177,006
The Phoenix Mills, Ltd. (India)	8,000	72,963
Total Real Estate		508,889
Utilities - 1.0%
Pampa Energia, S.A., Sponsored ADR (Argentina)*	1,200	71,520
Total Common Stocks (Cost $5,512,797)		6,447,050
Preferred Stock - 2.2%
Financials - 2.2%
Banco Davivienda, S.A., Preference (Colombia)	14,000	150,920
Total Preferred Stock (Cost $146,387)		150,920
Participation Notes - 4.9%
Consumer Discretionary - 1.0%
Saudi Co. For Hardware CJSC LLC, 05/20/20 (JP Morgan) (Saudi Arabia)	2,000	70,183

	Shares	Value
Consumer Staples - 2.5%
Masan Group Corp., 12/12/18 (JP Morgan) (Netherlands)	15,000	$71,700
United International Transportation Co., 12/31/20 (JP Morgan) (Saudi Arabia)	10,000	101,067
Total Consumer Staples		172,767
Financials - 1.4%
Bupa Arabia For Cooperative Insurance Co., 11/17/21 (JP Morgan) (Saudi Arabia)	4,000	101,003
Total Participation Notes (Cost $282,441)		343,953
Short-Term Investments - 1.3%
Other Investment Companies - 1.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[2]	94,079	94,079
Total Short-Term Investments (Cost $94,079)		94,079
Total Investments - 100.3% (Cost $6,035,704)		7,036,002
Other Assets, less Liabilities - (0.3)%		(21,172)
Net Assets - 100.0%		$7,014,830

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2018, the value of these securities amounted to $204,766 or 2.9% of net assets.
[2]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

12

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$726,017	$579,463	—	$1,305,480
Consumer Discretionary	433,457	838,762	—	1,272,219
Industrials	471,320	715,394	—	1,186,714
Information Technology	157,914	617,653	—	775,567
Health Care	142,263	434,902	—	577,165
Real Estate	183,481	325,408	—	508,889
Materials	167,347	158,727	—	326,074
Consumer Staples	163,578	142,668	—	306,246
Energy	117,176	—	—	117,176
Utilities	71,520	—	—	71,520
Preferred Stock
Financials	150,920	—	—	150,920
Participation Notes
Financials	—	101,003	—	101,003
Consumer Staples	—	172,767	—	172,767
Consumer Discretionary	—	70,183	—	70,183
Short-Term Investments
Other Investment Companies	94,079	—	—	94,079

Total Investments in Securities	$2,879,072	$4,156,930	—	$7,036,002

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of March 31, 2018, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$239,777	$(1,607,559)	$1,607,559	$(239,777)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

13

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Argentina	4.1
Brazil	7.2
Chile	2.0
China	10.9
Colombia	3.6
Egypt	10.8
Greece	5.8
Hong Kong	2.2
India	8.7
Indonesia	2.7
Malaysia	1.1
Mexico	1.5
Netherlands	1.0
Pakistan	1.0
Peru	2.6
Philippines	1.9
Romania	1.7
Saudi Arabia	3.9
South Africa	6.1
South Korea	8.9
Sri Lanka	2.1
Taiwan	6.6
Thailand	2.4
United States	1.2

100.0

14

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

15

AMG Yacktman Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 69.1%
Consumer Discretionary - 13.9%
Comcast Corp., Class A	1,700,000	$58,089,000
Twenty-First Century Fox, Inc., Class A	21,200,000	777,828,000
Twenty-First Century Fox, Inc., Class B	8,700,000	316,419,000
Total Consumer Discretionary		1,152,336,000
Consumer Staples - 23.3%
Avon Products, Inc. (United Kingdom)*	10,100,000	28,684,000
The Coca-Cola Co.	8,800,000	382,184,000
Colgate-Palmolive Co.	1,100,000	78,848,000
Hengan International Group Co., Ltd. (China)[1]	6,935,400	64,653,378
KT&G Corp. (South Korea)	592,005	55,686,843
PepsiCo, Inc.	3,550,000	387,482,500
The Procter & Gamble Co.	7,800,000	618,384,000
Qinqin Foodstuffs Group Cayman Co., Ltd. (China)*	1,387,080	430,029
Sysco Corp.	4,500,000	269,820,000
Unilever NV (United Kingdom)	800,000	45,112,000
Total Consumer Staples		1,931,284,750
Energy - 2.4%
ConocoPhillips	1,500,000	88,935,000
Exxon Mobil Corp.	1,500,000	111,915,000
Total Energy		200,850,000
Financials - 6.1%
Bank of America Corp.	800,000	23,992,000
The Bank of New York Mellon Corp.	2,500,000	128,825,000
The Goldman Sachs Group, Inc.	130,000	32,741,800
State Street Corp.	900,000	89,757,000
US Bancorp	3,000,000	151,500,000
Wells Fargo & Co.	1,600,000	83,856,000
Total Financials		510,671,800
Health Care - 6.9%
Anthem, Inc.	700,000	153,790,000
Johnson & Johnson	2,900,000	371,635,000
Stryker Corp.	300,000	48,276,000
Total Health Care		573,701,000
Industrials - 2.3%
Aggreko PLC (United Kingdom)[1]	3,728,228	38,415,771
Bollore SA (France)	19,244,743	102,659,104
C.H. Robinson Worldwide, Inc.	500,000	46,855,000
Total Industrials		187,929,875
Information Technology - 14.2%
Cisco Systems, Inc.	7,300,000	313,097,000

	Shares	Value
Cognizant Technology Solutions Corp., Class A	630,000	$50,715,000
Corning, Inc.	1,100,000	30,668,000
Hewlett Packard Enterprise Co.	1,800,000	31,572,000
HP, Inc.	1,700,000	37,264,000
Infosys, Ltd., Sponsored ADR (India)	2,800,000	49,980,000
Micro Focus International PLC,
Sponsored ADR (United Kingdom)	247,187	3,470,506
Microsoft Corp.	3,300,000	301,191,000
Oracle Corp.	7,900,000	361,425,000
Total Information Technology		1,179,382,506
Total Common Stocks (Cost $3,364,725,035)		5,736,155,931

	Principal Amount
Corporate Bonds and Notes - 1.2%
Consumer Staples - 1.2%
Avon Products, Inc. (United Kingdom) 6.600%, 03/15/20[1,2]	$10,000,000	9,950,000
7.000%, 03/15/23[1,2]	81,630,000	74,487,375
8.950%, 03/15/43[2]	15,485,000	13,278,387
Total Corporate Bonds and Notes (Cost $78,761,770)		97,715,762

	Shares
Preferred Stock - 4.7%
Information Technology - 4.7%
Samsung Electronics Co., Ltd., 2.100% (South Korea) (Cost $185,188,247)	204,000	392,278,349

	Principal Amount
Short-Term Investments - 25.3%
Joint Repurchase Agreements - 0.4%[3]
BNP Paribas S.A., dated 03/29/18, due 04/02/18, 1.800% total to be received $1,583,194 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.375%, 02/15/23 - 09/09/49, totaling $1,614,535)	$1,582,877	1,582,877
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $7,527,878 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $7,676,891)	7,526,364	7,526,364
National Bank Financial, dated 03/29/18, due 04/02/18, 1.760% total to be received $7,527,836 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.500%, 04/02/18 - 09/09/49, totaling $7,677,277)	7,526,364	7,526,364

1

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 0.4% (continued)
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $7,527,886 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $7,676,891)	$7,526,364	$7,526,364
State of Wisconsin Investment Board, dated 03/29/18, due 04/02/18, 2.100% total to be received $7,528,156 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/47, totaling $7,703,853)	7,526,400	7,526,400
Total Joint Repurchase Agreements		31,688,369

	Shares	Value
Other Investment Companies - 24.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[4]	762,913,566	$762,913,566
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.59%[4]	1,309,907,458	1,309,907,458
Total Other Investment Companies		2,072,821,024
Total Short-Term Investments (Cost $2,104,509,393)		2,104,509,393
Total Investments - 100.3% (Cost $5,733,184,445)		8,330,659,435
Other Assets, less Liabilities - (0.3)%		(25,011,045)
Net Assets - 100.0%		$8,305,648,390

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $30,593,142 or 0.4% of net assets, were out on loan to various brokers.
[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$1,810,514,500	$120,770,250	—	$1,931,284,750
Information Technology	1,179,382,506	—	—	1,179,382,506
Consumer Discretionary	1,152,336,000	—	—	1,152,336,000
Health Care	573,701,000	—	—	573,701,000
Financials	510,671,800	—	—	510,671,800
Energy	200,850,000	—	—	200,850,000
Industrials	46,855,000	141,074,875	—	187,929,875
Corporate Bonds and Notes†	—	97,715,762	—	97,715,762
Preferred Stock††	—	392,278,349	—	392,278,349
Short-Term Investments
Joint Repurchase Agreements	—	31,688,369	—	31,688,369
Other Investment Companies	2,072,821,024	—	—	2,072,821,024

Total Investments in Securities	$7,547,131,830	$783,527,605	—	$8,330,659,435

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

2

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

As of March 31, 2018, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(372,830)	$372,830	—

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

3

AMG Yacktman Focused Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 68.3%
Consumer Discretionary - 18.6%
Hyundai Home Shopping Network Corp. (South Korea)	67,427	$6,616,236
Twenty-First Century Fox, Inc., Class A	7,000,000	256,830,000
Twenty-First Century Fox, Inc., Class B	13,300,000	483,721,000
Total Consumer Discretionary		747,167,236
Consumer Staples - 26.8%
Avon Products, Inc. (United Kingdom)*	5,400,000	15,336,000
The Coca-Cola Co.	4,450,000	193,263,500
Hengan International Group Co., Ltd. (China)	5,872,300	54,742,917
KT&G Corp. (South Korea)	293,046	27,565,319
PepsiCo, Inc.	2,680,000	292,522,000
The Procter & Gamble Co.	4,775,000	378,562,000
Sysco Corp.	1,900,000	113,924,000
Total Consumer Staples		1,075,915,736
Energy - 2.0%
ConocoPhillips	700,000	41,503,000
Exxon Mobil Corp.	500,000	37,305,000
Total Energy		78,808,000
Financials - 1.8%
The Bank of New York Mellon Corp.	650,000	33,494,500
US Bancorp	750,000	37,875,000
Total Financials		71,369,500
Health Care - 4.6%
Johnson & Johnson	1,430,000	183,254,500
Industrials - 2.0%
Aggreko PLC (United Kingdom)[1]	2,800,000	28,851,282
Bollore SA (France)	9,655,040	51,503,819
Total Industrials		80,355,101
Information Technology - 12.5%
Cisco Systems, Inc.	3,500,000	150,115,000
Cognizant Technology Solutions Corp., Class A	330,000	26,565,000
Infosys, Ltd., Sponsored ADR (India)	1,500,000	26,775,000
Microsoft Corp.	1,325,000	120,932,750
Oracle Corp.	3,850,000	176,137,500
Total Information Technology		500,525,250
Total Common Stocks (Cost $1,818,811,794)		2,737,395,323

	Principal Amount	Value
Corporate Bonds and Notes - 1.7%
Consumer Staples - 1.7%
Avon Products, Inc. (United Kingdom) 7.000%, 03/15/23[1,2]	$14,105,000	$12,870,813
8.950%, 03/15/43[2]	65,740,000	56,372,050
Total Corporate Bonds and Notes (Cost $60,668,386)		69,242,863

	Shares
Preferred Stock - 9.3%
Information Technology - 9.3%
Samsung Electronics Co., Ltd., 2.100% (South Korea) (Cost $156,574,260)	194,000	373,049,018

	Principal Amount
Short-Term Investments - 21.0%
Joint Repurchase Agreements - 0.5%[3]
BNP Paribas S.A., dated 03/29/18, due 04/02/18, 1.800% total to be received $926,774 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.375%, 02/15/23 - 09/09/49, totaling $945,121)	$926,589	926,589
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $4,406,691 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $4,493,921)	4,405,805	4,405,805
National Bank Financial, dated 03/29/18, due 04/02/18, 1.760% total to be received $4,406,667 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.500%, 04/02/18 - 09/09/49, totaling $4,494,147)	4,405,805	4,405,805
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $4,406,696 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $4,493,921)	4,405,805	4,405,805
State of Wisconsin Investment Board, dated 03/29/18, due 04/02/18, 2.100% total to be received $4,406,828 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/47, totaling $4,509,677)	4,405,800	4,405,800
		18,549,804
Total Joint Repurchase Agreements

4

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 20.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[4]	187,032,582	$187,032,582
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.59%[4]	635,020,333	635,020,333
Total Other Investment Companies		822,052,915
Total Short-Term Investments (Cost $840,602,719)		840,602,719

Value
Total Investments - 100.3% (Cost $2,876,657,159)	$4,020,289,923
Other Assets, less Liabilities - (0.3)%	(13,334,915)
Net Assets - 100.0%	$4,006,955,008

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $17,539,542 or 0.4% of net assets, were out on loan to various brokers.
[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$993,607,500	$82,308,236	—	$1,075,915,736
Consumer Discretionary	740,551,000	6,616,236	—	747,167,236
Information Technology	500,525,250	—	—	500,525,250
Health Care	183,254,500	—	—	183,254,500
Industrials	—	80,355,101	—	80,355,101
Energy	78,808,000	—	—	78,808,000
Financials	71,369,500	—	—	71,369,500
Corporate Bonds and Notes†	—	69,242,863	—	69,242,863
Preferred Stock††	—	373,049,018	—	373,049,018
Short-Term Investments
Joint Repurchase Agreements	—	18,549,804	—	18,549,804
Other Investment Companies	822,052,915	—	—	822,052,915

Total Investments in Securities	$3,390,168,665	$630,121,258	—	$4,020,289,923

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

5

AMG Yacktman Focused Fund - Security Selection Only Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 78.9%
Consumer Discretionary - 23.1%
America’s Car-Mart, Inc. *	750	$37,838
Hyundai Home Shopping Network Corp. (South Korea)	450	44,156
Twenty-First Century Fox, Inc., Class B	6,800	247,316
Total Consumer Discretionary		329,310
Consumer Staples - 23.9%
The Coca-Cola Co.	1,300	56,459
Hengan International Group Co., Ltd. (China)	2,000	18,644
KT&G Corp. (South Korea)	50	4,703
PepsiCo, Inc.	1,000	109,150
The Procter & Gamble Co.	1,300	103,064
Sysco Corp.	810	48,568
Total Consumer Staples		340,588
Energy - 1.9%
ConocoPhillips	265	15,712
Exxon Mobil Corp.	145	10,818
Total Energy		26,530
Financials - 1.8%
The Bank of New York Mellon Corp.	240	12,367
US Bancorp	280	14,140
Total Financials		26,507
Health Care - 5.8%
Anthem, Inc.	115	25,266
Johnson & Johnson	450	57,667
Total Health Care		82,933
Industrials - 4.4%
Aggreko PLC (United Kingdom)[1]	1,000	10,304
Bollore SA (France)	3,000	16,003
Oliver Corp. (Japan)	1,700	35,884
Total Industrials		62,191
Information Technology - 18.0%
CAC Holdings Corp. (Japan)	4,600	46,601
Cisco Systems, Inc.	1,400	60,046
Cognizant Technology Solutions Corp., Class A	200	16,100
Infosys, Ltd., Sponsored ADR (India)	850	15,173
Microsoft Corp.	715	65,258
Oracle Corp.	1,175	53,756
Total Information Technology		256,934
Total Common Stocks (Cost $1,003,650)		1,124,993

	Principal Amount	Value
Corporate Bonds and Notes - 3.5%
Consumer Staples - 3.5%
Avon Products, Inc. (United Kingdom) 8.950%, 03/15/43 (Cost $53,522)[2]	$58,000	$49,735

	Shares
Preferred Stocks - 14.6%
Consumer Staples - 0.9%
Amorepacific Corp., 0.730% (South Korea) (Cost $11,849)	85	12,800
Information Technology - 13.7%
Samsung Electronics Co., Ltd., 2.100% (South Korea)	85	163,449
Samsung SDI Co., Ltd., 1.240% (South Korea)	400	32,246
Total Information Technology		195,695
Total Preferred Stocks (Cost $154,752)		208,495

	Principal Amount
Short-Term Investments - 1.4%
Joint Repurchase Agreements - 0.6%[3]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/29/18, due 04/02/18, 1.810% total to be received $8,179 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.000%, 10/31/23 - 09/09/49, totaling $8,341)	$8,177	8,177

	Shares
Other Investment Companies - 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[4]	12,327	12,327
Total Short-Term Investments (Cost $20,504)		20,504
Total Investments - 98.4% (Cost $1,232,428)		1,403,727
Other Assets, less Liabilities - 1.6%		22,802
Net Assets - 100.0%		$1,426,529

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $7,725 or 0.5% of net assets, were out on loan to various brokers.

6

AMG Yacktman Focused Fund - Security Selection Only Schedule of Portfolio Investments (continued)

[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR American	Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$317,241	$23,347	—	$340,588
Consumer Discretionary	285,154	44,156	—	329,310
Information Technology	210,333	46,601	—	256,934
Health Care	82,933	—	—	82,933
Industrials	35,884	26,307	—	62,191
Energy	26,530	—	—	26,530
Financials	26,507	—	—	26,507
Corporate Bonds and Notes†	—	49,735	—	49,735
Preferred Stocks
Information Technology	—	195,695	—	195,695
Consumer Staples	—	12,800	—	12,800
Short-Term Investments
Joint Repurchase Agreements	—	8,177	—	8,177
Other Investment Companies	12,327	—	—	12,327

Total Investments in Securities	$996,909	$406,818	—	$1,403,727

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of March 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(63,832)	$63,832	—

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

7

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 87.4%
Consumer Discretionary - 26.3%
America’s Car-Mart, Inc. (United States)*	34,238	$1,727,307
Cambria Automobiles PLC (United Kingdom)	600,000	527,583
HUB Co., Ltd. (Japan)[1]	27,000	262,361
Marshall Motor Holdings PLC (United Kingdom)	230,000	524,370
Mondo TV SpA (Italy)*,1	55,000	332,428
Reading International, Inc., Class A (United States)*	94,410	1,571,926
Retail Holdings, N.V. (Curaçao)	76,000	972,800
Sotsu Co., Ltd. (Japan)	25,000	575,142
Texhong Textile Group, Ltd. (Hong Kong)	1,050,000	1,478,918
Twenty-First Century Fox, Inc., Class A (United States)	31,000	1,137,390
Twenty-First Century Fox, Inc., Class B (United States)	15,000	545,550
Vertu Motors PLC (United Kingdom)	540,000	330,322
Total Consumer Discretionary		9,986,097
Consumer Staples - 7.5%
Apetit OYJ (Finland)	27,795	484,690
Arcus ASA (Norway)[2]	119,007	671,116
Sapporo Clinical Laboratory, Inc. (Japan)	9,100	188,748
Thai Wah PCL, Class F (Thailand)	750,000	296,227
Trilogy International, Ltd. (New Zealand)	580,000	1,207,198
Total Consumer Staples		2,847,979
Energy - 9.8%
Hargreaves Services PLC (United Kingdom)	278,682	1,305,341
Lamprell PLC (United Arab Emirates)*	1,069,611	1,098,215
Pardee Resources Co., Inc. (United States)	7,147	1,319,408
Total Energy		3,722,964
Financials - 7.3%
Gruppo MutuiOnline SpA (Italy)	23,000	364,509
IMF Bentham, Ltd. (Australia)	877,698	1,752,699
Spice Private Equity AG (Switzerland)*	23,500	650,095
Total Financials		2,767,303
Health Care - 0.9%
HLS Therapeutics, Inc. (Canada)*	14,661	130,864
Stallergenes Greer PLC (United Kingdom)*	6,450	228,568
Total Health Care		359,432
Industrials - 21.7%
Aggreko PLC (United Kingdom)[1]	65,000	669,762
AMERCO (United States)[1]	1,700	586,670
Boustead Singapore, Ltd. (Singapore)	1,530,000	952,938
Catering International Services (France)	54,300	1,122,467

	Shares	Value
CB Industrial Product Holding Bhd (Malaysia)	2,826,600	$1,121,268
CMI, Ltd. (Australia)	450,000	513,249
Judges Scientific PLC (United Kingdom)	13,000	432,263
Mitani Corp. (Japan)	12,800	589,934
Nam Lee Pressed Metal Industries, Ltd. (Singapore)	670,000	194,181
Ocean Wilsons Holdings, Ltd. (Bermuda)	100,500	1,529,863
Oliver Corp. (Japan)	10,100	213,191
Rocky Mountain Dealerships, Inc. (Canada)	13,000	123,708
Utoc Corp. (Japan)	44,000	192,047
Total Industrials		8,241,541
Information Technology - 8.6%
Computer Services, Inc. (United States)	36,000	1,614,600
GMO Pepabo, Inc. (Japan)	12,100	331,604
Ifis Japan, Ltd. (Japan)	40,100	255,496
Reckon, Ltd. (Australia)*	620,000	595,238
Tessi, S.A. (France)*	1,000	212,529
Webstep A.S. (Norway)*,2	82,335	267,840
Total Information Technology		3,277,307
Materials - 3.3%
Master Drilling Group, Ltd. (South Africa)	762,500	827,632
SK Kaken Co., Ltd. (Japan)[1]	4,000	421,033
Total Materials		1,248,665
Telecommunication Services - 1.3%
Otelco, Inc., Class A (United States)*	34,031	507,062
Utilities - 0.7%
Maxim Power Corp. (Canada)*	140,000	267,319
Total Common Stocks (Cost $29,332,808)		33,225,669

	Principal Amount
Corporate Bonds and Notes - 6.0%
Financials - 0.6%
WesternOne, Inc. (Canada) 6.250%, 06/30/20	$335,000	221,019
Industrials - 5.4%
Emeco Pty, Ltd. (Australia) Series B 9.250%, 03/31/22[1]	720,859	775,825
JAKKS Pacific, Inc. (United States) 4.875%, 06/01/20[2]	1,500,000	1,256,741
Total Industrials		2,032,566
Total Corporate Bonds and Notes (Cost $2,167,498)		2,253,585

8

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stocks - 5.7%
Consumer Discretionary - 0.5%
Daekyo Co., Ltd., 5.030% (South Korea)	42,100	$196,301
Health Care - 0.0%
HLS Therapeutics, Inc. (Canada)[3]	88,406	0
Industrials - 0.4%
Daelim Industrial Co., Ltd., 3.280% (South Korea)	2,600	69,691
Sebang Co., Ltd., 2.520% (South Korea)	13,300	89,839
Total Industrials		159,530
Information Technology - 4.8%
Daeduck GDS Co., Ltd., 3.490% (South Korea)	10,705	87,415
Samsung Electronics Co., Ltd., 2.100% (South Korea)	900	1,730,640
Total Information Technology		1,818,055
Total Preferred Stocks (Cost $1,328,865)		2,173,886

	Principal Amount
Short-Term Investments - 5.5%
Joint Repurchase Agreements - 4.7%[4]
Citibank N.A., dated 03/29/18, due 04/02/18, 1.820% total to be received $807,302 (collateralized by various U.S. Government Agency Obligations, 2.539% - 4.500%, 02/01/26 - 02/01/46, totaling $823,282)	$807,139	807,139

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,729,280 or 4.5% of net assets, were out on loan to various brokers.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2018, the value of these securities amounted to $2,195,697 or 5.8% of net assets.

	Principal Amount	Value
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $1,000,201 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $1,020,000)	$1,000,000	$1,000,000
Total Joint Repurchase Agreements		1,807,139

	Shares
Other Investment Companies - 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[5]	292,881	292,881
Total Short-Term Investments (Cost $2,100,020)		2,100,020
Total Investments - 104.6% (Cost $34,929,191)		39,753,160
Other Assets, less Liabilities - (4.6)%		(1,741,809)
Net Assets - 100.0%		$38,011,351

[3]	Security’s value was determined by using significant unobservable inputs.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

9

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$6,809,665	$3,176,432	—	$9,986,097
Industrials	4,715,592	3,525,949	—	8,241,541
Energy	1,319,408	2,403,556	—	3,722,964
Information Technology	2,477,678	799,629	—	3,277,307
Consumer Staples	1,395,946	1,452,033	—	2,847,979
Financials	2,117,208	650,095	—	2,767,303
Materials	1,248,665	—	—	1,248,665
Telecommunication Services	507,062	—	—	507,062
Health Care	359,432	—	—	359,432
Utilities	267,319	—	—	267,319
Corporate Bonds and Notes†	—	2,253,585	—	2,253,585
Preferred Stocks
Information Technology	—	1,818,055	—	1,818,055
Consumer Discretionary	196,301	—	—	196,301
Industrials	89,839	69,691	—	159,530
Health Care	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	1,807,139	—	1,807,139
Other Investment Companies	292,881	—	—	292,881

Total Investments in Securities	$21,796,996	$17,956,164	$0	$39,753,160

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of March 31, 2018, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$1,204,433	$(7,350,354)	$7,350,354	$(1,204,433)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

10

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2018:

	Common Stock	Preferred Stock	Total
Balance as of December 31, 2017	$168,794	—	$168,794
Accrued discounts (premiums)	—	—	—
Realized gain (loss)	(18,669)	—	(18,669)
Change in unrealized appreciation/depreciation	13,460	$(30,208)	(16,748)
Corporate actions	(163,585)	30,208	(133,377)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of March 31, 2018	—	—	—
	—

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2018	—	$(30,208)	$(30,208)

At March 31, 2018, the Level 3 security is a Preferred Stock received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

Country	% of Long-Term Investments
Australia	9.7
Bermuda	4.1
Canada	2.0
Curaçao	2.6
Finland	1.3
France	3.5
Hong Kong	3.9
Italy	1.8
Japan	8.0
Malaysia	3.0
New Zealand	3.2
Norway	2.5
Singapore	3.0
South Africa	2.2
South Korea	5.8
Switzerland	1.7
Thailand	0.8
United Arab Emirates	2.9
United Kingdom	10.7
United States	27.3

100.0

11

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

12

Notes to Schedules of Portfolio of Investments (unaudited)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

13

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Common Stocks - 63.5%
Consumer Discretionary - 9.6%
888 Holdings PLC (Gibraltar)	21,500	$81,389
Accent Group, Ltd. (Australia)	93,300	91,460
Amazon.com, Inc.*	2,280	3,299,935
AMC Networks, Inc., Class A*,1	1,700	87,890
Aoyama Trading Co., Ltd. (Japan)	1,300	51,082
Aptiv PLC (United Kingdom)	3,720	316,088
Aramark	3,100	122,636
Bellway PLC (United Kingdom)	300	12,839
Beneteau, S.A. (France)	4,800	104,568
Best Buy Co., Inc.	1,420	99,386
BorgWarner, Inc.	5,780	290,329
Burlington Stores, Inc.*	6,240	830,856
Cable One, Inc.	570	391,653
Canon Marketing Japan, Inc. (Japan)	300	8,116
Carter’s, Inc.	1,760	183,216
Chipotle Mexican Grill, Inc.*,1	675	218,099
Choice Hotels International, Inc.	1,840	147,476
Comcast Corp., Class A	18,685	638,467
CTS Eventim AG & Co. KGaA (Germany)	1,200	56,254
De’ Longhi S.P.A. (Italy)	100	2,968
Dollar Tree, Inc.*	4,680	444,132
Domino’s Pizza, Inc.	720	168,163
Dunkin’ Brands Group, Inc.[1]	2,590	154,597
EDION Corp. (Japan)	5,500	63,586
Exedy Corp. (Japan)	3,200	101,250
Harley-Davidson, Inc.[1]	2,360	101,197
Hilton Worldwide Holdings, Inc.	9,285	731,287
HIS Co., Ltd. (Japan)	400	14,572
The Home Depot, Inc.	10,045	1,790,421
The Interpublic Group of Cos., Inc.	8,690	200,131
John Menzies PLC (United Kingdom)	4,000	35,288
Kadokawa Dwango Corp. (Japan)	4,500	46,561
Kindred Group PLC, SDR (Malta)	3,100	42,531
Liberty Interactive Corp. QVC Group, Class A*	11,085	279,009
Liberty Media Corp.-Liberty Formula One, Class C*	1,850	57,073
Live Nation Entertainment, Inc.*	1,630	68,688
Lululemon Athletica, Inc. (Canada)*	2,100	187,152
Macy’s, Inc.	3,785	112,566
The Madison Square Garden Co., Class A*	970	238,426
Marriott International, Inc., Class A	4,440	603,751
McDonald’s Corp.	5,200	813,176

	Shares	Value
Michael Kors Holdings, Ltd. (United Kingdom)*	9,440	$586,035
Misawa Homes Co., Ltd. (Japan)	12,000	100,236
Moncler S.P.A. (Italy)	200	7,612
N Brown Group PLC (United Kingdom)	13,400	33,182
Netflix, Inc.*	3,840	1,134,144
Omnicom Group, Inc.	2,300	167,141
Polaris Industries, Inc.[1]	1,885	215,870
Proto Corp. (Japan)	800	12,476
Ralph Lauren Corp.	3,435	384,033
Redrow PLC (United Kingdom)	6,500	54,313
Ross Stores, Inc.	8,120	633,198
Royal Caribbean Cruises, Ltd.	2,380	280,221
Sanoma OYJ (Finland)	8,600	100,993
Service Corp. International	5,460	206,060
Sirius XM Holdings, Inc.	36,585	228,290
Six Flags Entertainment Corp.[1]	1,180	73,467
Skechers U.S.A., Inc., Class A*	3,540	137,671
SKY Perfect JSAT Holdings, Inc. (Japan)	11,900	53,532
SSP Group PLC (United Kingdom)	400	3,436
Target Corp.	4,295	298,202
Thule Group AB (Sweden)[2]	2,000	43,417
Time Warner, Inc.	1,910	180,648
Tokai Rika Co., Ltd. (Japan)	1,800	36,719
Toll Brothers, Inc.	3,630	156,998
Tupperware Brands Corp.	1,340	64,829
VF Corp.	4,020	297,962
Viacom, Inc., Class B	1,750	54,355
Wacoal Holdings Corp. (Japan)	1,500	43,531
Xinyi Glass Holdings, Ltd. (Hong Kong)	24,000	36,532
Total Consumer Discretionary		18,913,367
Consumer Staples - 4.2%
a2 Milk Co., Ltd. (New Zealand)*	18,100	163,673
Altria Group, Inc.	7,625	475,190
Archer-Daniels-Midland Co.	9,070	393,366
Brown-Forman Corp., Class B	12,443	676,899
The Coca-Cola Co.	11,535	500,965
Colgate-Palmolive Co.	3,730	267,366
Conagra Brands, Inc.	14,790	545,455
Constellation Brands, Inc., Class A	3,650	831,908
CVS Health Corp.	940	58,477
Edgewell Personal Care Co.*	2,835	138,405
The Estee Lauder Cos., Inc., Class A	635	95,072
Flowers Foods, Inc.	7,530	164,606

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 4.2% (continued)
Kimberly-Clark Corp.	1,540	$169,600
La Doria S.P.A. (Italy)	1,400	21,203
Lamb Weston Holdings, Inc.	12,915	751,911
Oriflame Holding AG (Switzerland)	100	4,810
Origin Enterprises PLC (Ireland)	8,300	54,638
PepsiCo, Inc.	6,460	705,109
Philip Morris International, Inc.	3,700	367,780
The Procter & Gamble Co.	8,420	667,538
Rami Levy Chain Stores Hashikma Marketing
2006, Ltd. (Israel)	1,600	80,709
Salmar A.S.A. (Norway)	1,600	65,881
Stock Spirits Group PLC (United Kingdom)	23,500	81,932
Sysco Corp.	12,090	724,917
Walmart, Inc.	3,860	343,424
Total Consumer Staples		8,350,834
Energy - 2.8%
Anadarko Petroleum Corp.	2,800	169,148
Apache Corp.	3,150	121,212
Baker Hughes, a GE Co.[1]	2,810	78,034
Beach Energy, Ltd. (Australia)	9,200	8,767
Cabot Oil & Gas Corp.	12,040	288,719
Chevron Corp.	5,335	608,403
ConocoPhillips	8,265	490,032
Devon Energy Corp.	8,950	284,521
EOG Resources, Inc.	920	96,848
Exxon Mobil Corp.	13,035	972,541
Gaztransport Et Technigaz, S.A. (France)	800	50,157
Halliburton Co.	6,180	290,089
Japan Petroleum Exploration Co., Ltd. (Japan)	2,800	63,719
Laredo Petroleum, Inc.*	9,150	79,697
Marathon Petroleum Corp.	2,720	198,859
National Oilwell Varco, Inc.	4,890	180,001
Noble Corp. PLC (United Kingdom)*	16,620	61,660
Occidental Petroleum Corp.	3,100	201,376
Ocean Yield A.S.A. (Norway)	2,700	22,786
ONEOK, Inc.	3,520	200,358
Pioneer Natural Resources Co.	745	127,976
RPC, Inc.[1]	14,330	258,370
Subsea 7, S.A. (United Kingdom)	2,800	36,041
Valero Energy Corp.	2,940	272,744
Whitehaven Coal, Ltd. (Australia)	19,800	68,683
Whiting Petroleum Corp.*	3,000	101,520

	Shares	Value
The Williams Cos., Inc.	8,830	$219,514
Total Energy		5,551,775
Financials - 7.9%
The Allstate Corp.	5,550	526,140
American Financial Group, Inc.	640	71,821
Ameriprise Financial, Inc.	6,070	897,996
Aspen Insurance Holdings, Ltd. (Bermuda)	3,540	158,769
Associated Banc-Corp.	7,100	176,435
Assured Guaranty, Ltd. (Bermuda)	6,240	225,888
Banca Mediolanum S.P.A. (Italy)	1,300	11,358
Banca Popolare Di Sondrio SCARL (Italy)	3,900	15,449
Bank of America Corp.	28,255	847,367
Berkshire Hathaway, Inc., Class B*	5,330	1,063,228
BlackRock, Inc.	320	173,350
Cembra Money Bank AG (Switzerland)	850	75,546
Chesnara PLC (United Kingdom)	1,500	8,208
Citizens Financial Group, Inc.	3,520	147,770
CME Group, Inc.	935	151,227
Comerica, Inc.	2,330	223,517
Commerce Bancshares, Inc.	4,043	242,216
Corp. Financiera Alba, S.A. (Spain)	1,700	102,836
Cullen/Frost Bankers, Inc.	1,120	118,798
Dah Sing Financial Holdings, Ltd. (Hong Kong)	9,400	59,777
Deutsche Pfandbriefbank AG (Germany)[2]	7,100	111,943
Discover Financial Services	855	61,500
Eaton Vance Corp.	7,260	404,164
esure Group PLC (United Kingdom)	1,000	3,045
Federated Investors, Inc., Class B	3,380	112,892
Fifth Third Bancorp	8,240	261,620
FinecoBank Banca Fineco S.P.A. (Italy)	900	10,833
Franklin Resources, Inc.	7,205	249,869
Interactive Brokers Group, Inc., Class A	780	52,447
Invesco, Ltd.	4,150	132,842
Japan Securities Finance Co., Ltd. (Japan)	19,700	122,104
JPMorgan Chase & Co.	11,538	1,268,834
kabu.com Securities Co., Ltd. (Japan)	11,600	40,480
Lincoln National Corp.	5,150	376,259
LPL Financial Holdings, Inc.	1,880	114,812
M&T Bank Corp.	1,130	208,327
Marusan Securities Co., Ltd. (Japan)	11,500	110,376
Moody’s Corp.	2,735	441,155
MSCI, Inc.	1,240	185,343
Navient Corp.	7,500	98,400

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 7.9% (continued)
Northern Trust Corp.	6,350	$654,875
Plus500, Ltd. (Israel)	8,400	134,597
ProAssurance Corp.	2,110	102,441
The Progressive Corp.	9,980	608,081
Prudential Financial, Inc.	1,770	183,283
Regions Financial Corp.	12,230	227,233
S&P Global, Inc.	3,320	634,319
SEI Investments Co.	1,430	107,121
Signature Bank*	740	105,043
SpareBank 1 Nord Norge (Norway)	7,500	59,602
State Street Corp.	3,430	342,074
SunTrust Banks, Inc.	5,715	388,849
SVB Financial Group*	500	120,005
T Rowe Price Group, Inc.	950	102,572
TD Ameritrade Holding Corp.	13,470	797,828
Topdanmark A/S (Denmark)*	2,500	118,044
Torchmark Corp.	1,480	124,572
US Bancorp	6,565	331,532
Waddell & Reed Financial, Inc., Class A	12,210	246,764
Wells Fargo & Co.	9,920	519,907
White Mountains Insurance Group, Ltd.	110	90,477
Total Financials		15,664,160
Health Care - 7.8%
AbbVie, Inc.	6,180	584,937
ABIOMED, Inc.*	1,060	308,449
ACADIA Pharmaceuticals, Inc.*,1	2,895	65,051
Aetna, Inc.	1,775	299,975
Align Technology, Inc.*	310	77,850
Amgen, Inc.	415	70,749
Baxter International, Inc.	8,743	568,729
BioGaia AB, Class B (Sweden)	800	40,399
Bio-Techne Corp.	2,280	344,371
Bristol-Myers Squibb Co.	1,660	104,995
Bruker Corp.	15,465	462,713
Centene Corp.*	9,030	965,036
Cigna Corp.	810	135,869
Eli Lilly & Co.	5,370	415,477
Exelixis, Inc.*	11,920	264,028
Express Scripts Holding Co.*	900	62,172
Gilead Sciences, Inc.	4,915	370,542
Hill-Rom Holdings, Inc.	5,420	471,540
Humana, Inc.	1,410	379,050

	Shares	Value
IDEXX Laboratories, Inc.*	6,100	$1,167,479
Indivior PLC (United Kingdom)*	13,400	76,599
Johnson & Johnson	5,395	691,369
Kaken Pharmaceutical Co., Ltd. (Japan)	200	11,845
KYORIN Holdings, Inc. (Japan)	4,800	90,689
McKesson Corp.	690	97,200
Medtronic PLC (Ireland)	1,690	135,572
Merck & Co., Inc.	13,885	756,316
Mettler-Toledo International, Inc.*	100	57,503
Neurocrine Biosciences, Inc.*	8,895	737,662
Paramount Bed Holdings Co., Ltd. (Japan)	1,500	76,241
Perrigo Co. PLC (Ireland)	4,425	368,780
Pfizer, Inc.	11,437	405,899
Regeneron Pharmaceuticals, Inc.*	860	296,150
Ship Healthcare Holdings, Inc. (Japan)	1,500	53,283
Toho Holdings Co., Ltd. (Japan)	5,200	123,531
UnitedHealth Group, Inc.	6,540	1,399,560
Varian Medical Systems, Inc.*	5,285	648,205
Veeva Systems, Inc., Class A*	8,760	639,655
Vertex Pharmaceuticals, Inc.*	3,055	497,904
WellCare Health Plans, Inc.*	3,665	709,654
ZERIA Pharmaceutical Co., Ltd. (Japan)	700	14,140
Zoetis, Inc.	4,300	359,093
Total Health Care		15,406,261
Industrials - 7.7%
3M Co.	4,945	1,085,526
Aida Engineering, Ltd. (Japan)	7,500	91,939
Air New Zealand, Ltd. (New Zealand)	12,500	29,290
Allison Transmission Holdings, Inc.	11,825	461,884
Amadeus Fire AG (Germany)	500	55,862
Biesse S.P.A. (Italy)	300	17,814
The Boeing Co.	4,370	1,432,836
Brunel International, N.V. (Netherlands)	900	16,513
Caterpillar, Inc.	9,925	1,462,746
Cintas Corp.	1,940	330,925
Copa Holdings, S.A., Class A (Panama)	950	122,199
Costain Group PLC (United Kingdom)	14,700	95,799
Cummins, Inc.	1,660	269,069
Daetwyler Holding AG (Switzerland)	30	5,738
Dart Group PLC (United Kingdom)	5,100	59,599
Eaton Corp. PLC	870	69,522
Emerson Electric Co.	790	53,957
Enav S.P.A. (Italy)[2]	5,100	27,225

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 7.7% (continued)
Expeditors International of Washington, Inc.	7,120	$450,696
FACC AG (Austria)*	2,400	66,120
FedEx Corp.	560	134,462
Flowserve Corp.	2,050	88,827
Fluor Corp.	2,490	142,478
Fortive Corp.	1,410	109,303
Galliford Try PLC (United Kingdom)[1]	1,700	19,978
GATX Corp.[1]	1,040	71,230
General Electric Co.	10,300	138,844
Go-Ahead Group PLC (United Kingdom)	5,000	123,185
Graco, Inc.	1,660	75,895
HD Supply Holdings, Inc.*	9,291	352,549
Honeywell International, Inc.	2,050	296,245
Hopewell Holdings, Ltd. (Hong Kong)	22,700	87,001
Inabata & Co., Ltd. (Japan)	600	9,017
Ingersoll-Rand PLC	710	60,712
Itoki Corp. (Japan)	6,500	41,950
Kanematsu Corp. (Japan)	2,900	39,117
KAR Auction Services, Inc.	2,370	128,454
Kokuyo Co., Ltd. (Japan)	1,100	21,390
Komori Corp. (Japan)	7,600	96,516
Kyodo Printing Co., Ltd. (Japan)	3,400	105,264
Landstar System, Inc.	4,820	528,513
Lockheed Martin Corp.	1,500	506,895
Meitec Corp (Japan)	300	16,434
Mersen, S.A. (France)	2,400	109,308
Morgan Advanced Materials PLC (United Kingdom)	4,200	18,762
Mota-Engil SGPS, S.A. (Portugal)	26,000	104,539
Namura Shipbuilding Co., Ltd. (Japan)	8,200	46,134
Nolato AB, Class B (Sweden)	950	69,570
Northrop Grumman Corp.	410	143,139
OC Oerlikon Corp. AG (Switzerland)	3,200	56,562
Okumura Corp. (Japan)	400	15,637
Old Dominion Freight Line, Inc.	1,910	280,713
Oshkosh Corp.	980	75,725
Rheinmetall AG (Germany)	100	14,194
Robert Half International, Inc.	5,690	329,394
Rockwell Automation, Inc.	4,775	831,805
Rockwool International A/S, Class B (Denmark)	220	65,535
Sojitz Corp. (Japan)	2,700	8,612
Spirit AeroSystems Holdings, Inc., Class A	2,425	202,972

	Shares	Value
Sulzer AG (Switzerland)	550	$72,398
The Toro Co.	770	48,087
TransUnion*	15,480	878,954
Union Pacific Corp.	620	83,347
United Rentals, Inc.*	7,485	1,292,884
Univar, Inc.*	5,150	142,912
Valmont Industries, Inc.	690	100,947
Wallenius Wilhelmsen Logistics (Norway)*	300	2,109
Waste Management, Inc.	1,290	108,515
WW Grainger, Inc.	1,380	389,533
XPO Logistics, Inc.*	1,820	185,294
Total Industrials		15,077,099
Information Technology - 16.9%
Accenture PLC, Class A (Ireland)	2,360	362,260
Activision Blizzard, Inc.	3,161	213,187
Adobe Systems, Inc.*	4,780	1,032,862
AIXTRON SE (Germany)*	400	7,740
Alphabet, Inc., Class A*	3,905	4,050,032
Altium, Ltd. (Australia)	2,500	38,644
Apple, Inc.	29,460	4,942,799
Arista Networks, Inc.*	675	172,327
AT&S Austria Technologie & Systemtechnik AG (Austria)	4,000	108,613
Atea A.S.A. (Norway)	4,700	76,296
Atlassian Corp. PLC, Class A (Australia)*	2,180	117,546
Broadcom, Ltd.	510	120,181
CDW Corp.	10,820	760,754
Cisco Systems, Inc.	7,240	310,524
Dell Technologies, Inc., Class V*	1,200	87,852
DXC Technology Co.	2,800	281,484
Facebook, Inc., Class A*	15,085	2,410,432
First Solar, Inc.*	1,490	105,760
Fortinet, Inc.*	22,450	1,202,871
Harris Corp.	5,330	859,622
Hewlett Packard Enterprise Co.	15,410	270,291
HP, Inc.	7,490	164,181
IAC/InterActiveCorp*	910	142,306
Ines Corp. (Japan)	7,700	80,959
Intel Corp.	1,970	102,598
IPG Photonics Corp.*	820	191,372
Jabil, Inc.	6,740	193,640
Juniper Networks, Inc.	10,970	266,900
Kainos Group PLC (United Kingdom)	11,100	52,949

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.9% (continued)
Leidos Holdings, Inc.	11,420	$746,868
LogMeIn, Inc.	735	84,929
Mastercard, Inc., Class A	5,730	1,003,667
Maxim Integrated Products, Inc.	9,510	572,692
Melexis, N.V. (Belgium)	110	10,997
Microsoft Corp.	35,365	3,227,764
Motorola Solutions, Inc.	1,540	162,162
Nemetschek SE (Germany)	60	6,729
NetApp, Inc.	3,320	204,811
NVIDIA Corp.	2,940	680,875
PayPal Holdings, Inc.*	7,800	591,786
Shinko Electric Industries Co., Ltd. (Japan)	12,100	89,449
Siltronic AG (Germany)*	400	68,605
Skyworks Solutions, Inc.	5,670	568,474
Softcat PLC (United Kingdom)	14,300	137,374
Square, Inc., Class A*	17,240	848,208
Synopsys, Inc.*	6,220	517,753
Take-Two Interactive Software, Inc.*	5,215	509,923
Teradyne, Inc.	2,635	120,446
Texas Instruments, Inc.	13,290	1,380,698
Twitter, Inc. *	4,190	121,552
The Ultimate Software Group, Inc.*	760	185,212
Universal Display Corp.	1,260	127,260
Venture Corp., Ltd. (Singapore)	5,300	114,622
Viavi Solutions, Inc.*	20,960	203,731
Visa, Inc., Class A	7,270	869,637
VMware, Inc., Class A*	950	115,206
VTech Holdings, Ltd. (Hong Kong)	600	7,614
Western Digital Corp.	910	83,966
Workday, Inc., Class A*	2,540	322,859
Zebra Technologies Corp., Class A*	6,760	940,924
Total Information Technology		33,353,775
Materials - 2.0%
Air Products & Chemicals, Inc.	1,855	295,001
Ausdrill, Ltd. (Australia)	7,700	16,078
Avery Dennison Corp.	1,850	196,563
Berry Global Group, Inc.*	8,950	490,549
Cabot Corp.	1,495	83,301
CF Industries Holdings, Inc.	3,510	132,432
The Chemours Co.	10,910	531,426
Domtar Corp.	4,060	172,712

	Shares	Value
DowDuPont, Inc.	1,025	$65,303
DuluxGroup, Ltd. (Australia)	12,400	70,792
Ence Energia y Celulosa, S.A. (Spain)	7,200	54,347
FMC Corp.	2,940	225,116
Freeport-McMoRan, Inc.*	17,705	311,077
Huntsman Corp.	4,950	144,788
Marshalls PLC (United Kingdom)	1,700	9,974
Mitsubishi Steel Manufacturing Co., Ltd. (Japan)	4,200	95,772
The Navigator Co., S.A. (Portugal)	3,700	21,799
Nippon Paper Industries Co., Ltd. (Japan)	5,800	107,290
Nippon Soda Co., Ltd. (Japan)	700	3,970
PPG Industries, Inc.	585	65,286
The Scotts Miracle-Gro Co.	1,960	168,070
Sealed Air Corp.	8,000	342,320
Svenska Cellulosa AB SCA, Class B (Sweden)	6,400	68,394
Toyo Ink SC Holdings Co., Ltd. (Japan)	3,000	18,782
Vedanta Resources PLC (India)	11,300	112,290
Westlake Chemical Corp.	1,320	146,718
Yodogawa Steel Works, Ltd. (Japan)	200	5,343
Total Materials		3,955,493
Real Estate - 2.0%
Alexandria Real Estate Equities, Inc., REIT	760	94,916
alstria office REIT-AG, REIT (Germany)	3,000	46,982
CapitaLand Retail China Trust, REIT (Singapore)	7,500	9,046
CBRE Group, Inc., Class A*	3,420	161,492
CoreSite Realty Corp., REIT	4,990	500,297
Corporate Office Properties Trust, REIT	4,180	107,969
DDR Corp., REIT	23,260	170,496
Digital Realty Trust, Inc., REIT	4,380	461,564
Equity Residential, REIT	3,475	214,130
Eurocommercial Properties, N.V. (Netherlands)	600	24,776
GDI Property Group, REIT (Australia)	46,500	43,929
Hemfosa Fastigheter AB (Sweden)	6,200	75,317
Jones Lang LaSalle, Inc.	400	69,856
Kungsleden AB (Sweden)	12,600	84,343
Leopalace21 Corp. (Japan)	1,100	9,027
The Macerich Co., REIT [1]	2,270	127,165
Mori Trust Sogo Reit, Inc., REIT (Japan)	20	29,441
NSI, N.V., REIT (Netherlands)	100	4,202
Outfront Media, Inc., REIT	10,125	189,743
Piedmont Office Realty Trust, Inc., Class A, REIT	14,790	260,156
Prologis, Inc., REIT	3,420	215,426
RDI REIT PLC, REIT (United Kingdom)	215,200	96,767

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 2.0% (continued)
Sabra Health Care REIT, Inc., REIT	19,925	$351,676
Savills PLC (United Kingdom)	5,400	74,414
Senior Housing Properties Trust, REIT	6,400	100,224
Soilbuild Business Space REIT, REIT (Singapore)	215,700	107,057
Spirit Realty Capital, Inc., REIT	16,001	124,171
Tanger Factory Outlet Centers, Inc., REIT [1]	5,080	111,760
Vastned Retail, N.V., REIT (Netherlands)	200	9,540
Total Real Estate		3,875,882
Telecommunication Services - 1.2%
AT&T, Inc.	25,310	902,301
B Communications, Ltd. (Israel)*	6,200	81,552
Ei Towers S.P.A. (Italy)	300	16,819
Telephone & Data Systems, Inc.	5,970	167,339
T-Mobile US, Inc.*	9,365	571,639
Verizon Communications, Inc.	9,930	474,853
Zayo Group Holdings, Inc.*	2,410	82,326
Total Telecommunication Services		2,296,829
Utilities - 1.4%
American Water Works Co., Inc.	4,295	352,748
Atmos Energy Corp.	3,800	320,112
CenterPoint Energy, Inc.	9,475	259,615
Consolidated Edison, Inc.	3,220	250,967
Entergy Corp.	720	56,722
Eversource Energy	1,770	104,288
Hera S.P.A. (Italy)	1,900	6,962
Hokuriku Electric Power Co. (Japan)*	12,200	106,605
NRG Energy, Inc.	12,935	394,905
OGE Energy Corp.	4,240	138,945
Pinnacle West Capital Corp.	2,530	201,894
PPL Corp.	7,570	214,155
REN - Redes Energeticas Nacionais SGPS, S.A. (Portugal)	11,100	34,159
Vectren Corp.	2,930	187,286
Xcel Energy, Inc.	2,650	120,522
Total Utilities		2,749,885
Total Common Stocks (Cost $105,745,712)		125,195,360

	Principal Amount
Corporate Bonds and Notes - 3.5%
Financials - 1.3%
American Express Co.
3.400%, 02/27/23	$80,000	79,819

	Principal Amount	Value
American Express Credit Corp., MTN
2.250%, 05/05/21	$160,000	$155,927
Bank of America Corp., MTN
2.503%, 10/21/22	270,000	259,525
Bank of Montreal, MTN (Canada)
2.100%, 12/12/19	185,000	182,638
The Goldman Sachs Group, Inc.
2.350%, 11/15/21	320,000	308,820
JPMorgan Chase & Co., MTN
2.295%, 08/15/21	330,000	321,009
Mastercard, Inc.
3.500%, 02/26/28	85,000	85,843
Morgan Stanley, MTN
2.625%, 11/17/21	295,000	288,164
The Toronto-Dominion Bank, MTN (Canada)
2.250%, 11/05/19	70,000	69,440
US Bancorp, MTN
2.200%, 04/25/19	175,000	174,082
Visa, Inc.
2.200%, 12/14/20	220,000	216,608
Wells Fargo & Co.
2.500%, 03/04/21	545,000	535,323
Total Financials		2,677,198
Industrials - 2.0%
3M Co., MTN
2.000%, 06/26/22	130,000	125,667
Altria Group, Inc.
2.625%, 01/14/20	200,000	198,869
Apple, Inc.
2.300%, 05/11/22	310,000	302,064
AT&T, Inc.
4.100%, 02/15/28[2]	370,000	368,122
The Boeing Co.
3.250%, 03/01/28	105,000	103,954
BP Capital Markets PLC (United Kingdom)
1.676%, 05/03/19	225,000	222,724
Burlington Northern Santa Fe LLC
4.700%, 10/01/19	65,000	66,835
Cisco Systems, Inc.
2.200%, 02/28/21[1]	160,000	157,173
Colgate-Palmolive Co., MTN
1.750%, 03/15/19[1]	105,000	104,333
Dr Pepper Snapple Group, Inc.
3.130%, 12/15/23	120,000	116,550
Exxon Mobil Corp.
1.708%, 03/01/19	95,000	94,495
Ford Motor Co.
4.346%, 12/08/26	120,000	118,915

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 2.0% (continued)
General Electric Co. Series A
6.750%, 03/15/32	$45,000	$55,995
The Home Depot, Inc.
2.250%, 09/10/18	210,000	209,875
Johnson & Johnson
5.150%, 07/15/18	90,000	90,770
Lockheed Martin Corp.
1.850%, 11/23/18	70,000	69,719
McDonald’s Corp., MTN
6.300%, 10/15/37	80,000	102,997
PepsiCo, Inc.
2.250%, 05/02/22	335,000	326,024
Pfizer, Inc.
1.700%, 12/15/19	230,000	227,002
Shell International Finance BV (Netherlands)
1.875%, 05/10/21	130,000	125,803
Starbucks Corp.
3.100%, 03/01/23[1]	125,000	125,151
TransCanada PipeLines, Ltd. (Canada)
3.800%, 10/01/20	100,000	101,866
Tyson Foods, Inc.
2.650%, 08/15/19	200,000	198,934
Union Pacific Corp.
3.646%, 02/15/24	155,000	158,346
United Parcel Service, Inc.
6.200%, 01/15/38	120,000	155,464
Total Industrials		3,927,647
Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series 08-B
6.750%, 04/01/38	105,000	144,139
Dominion Energy, Inc.
4.450%, 03/15/21	75,000	77,379
Georgia Power Co.
5.400%, 06/01/40	65,000	77,267
PacifiCorp
6.000%, 01/15/39	85,000	110,118
Total Utilities		408,903
Total Corporate Bonds and Notes (Cost $7,075,276)		7,013,748
U.S. Government and Agency Obligations - 32.0%
Fannie Mae - 2.7%
FNMA,
1.000%, 10/24/19	360,000	352,950
1.375%, 10/07/21	170,000	163,460
1.625%, 01/21/20	375,000	370,707
2.000%, 01/01/30	55,389	53,511

	Principal Amount	Value
FNMA,
2.500%, 04/01/28 to 05/01/43	$1,693,940	$1,631,273
2.625%, 09/06/24	305,000	302,602
3.000%, 03/01/42 to 08/01/43	561,517	553,012
3.500%, 11/01/25 to 04/01/42	288,624	293,121
4.000%, 12/01/21 to 11/01/44	307,098	316,812
4.500%, 06/01/39 to 09/01/43	704,796	745,505
5.000%, 09/01/33 to 10/01/41	293,512	317,424
5.500%, 02/01/35 to 05/01/39	138,879	151,988
Total Fannie Mae		5,252,365
Freddie Mac - 8.5%
Federal Home Loan Mortgage Corp.,
1.375%, 05/01/20	170,000	166,738
2.375%, 01/13/22	105,000	104,310
FHLMC Gold Pool,
2.500%, 07/01/28 to 09/01/46	1,293,265	1,244,450
3.000%, 01/01/29 to 11/01/47	4,882,404	4,799,493
3.500%, 03/01/42 to 10/01/47	5,476,138	5,500,283
4.000%, 03/01/44 to 11/01/45	3,267,837	3,369,395
4.500%, 02/01/39 to 04/01/44	831,142	875,096
5.000%, 07/01/35 to 07/01/41	675,024	728,100
5.500%, 04/01/38 to 01/01/39	40,080	44,096
Total Freddie Mac		16,831,961
U.S. Treasury Obligations - 20.8%
U.S. Treasury Bonds,
2.750%, 08/15/42 to 08/15/47	6,220,000	5,976,250
3.000%, 11/15/45	1,155,000	1,161,768
U.S. Treasury Notes,
0.875%, 07/31/19	530,000	520,963
1.000%, 06/30/19 to 11/30/19	2,180,000	2,139,700
1.125%, 07/31/21	1,255,000	1,202,300
1.375%, 01/31/20 to 08/31/20	4,500,000	4,410,638
1.500%, 01/31/22	1,345,000	1,296,428
1.625%, 07/31/20 to 05/15/26	4,650,000	4,426,169
1.750%, 05/15/22 to 06/30/22	2,175,000	2,109,649
1.875%, 11/30/21	955,000	935,266
2.000%, 01/31/20 to 02/15/25	4,640,000	4,567,478
2.250%, 11/15/24 to 08/15/27	9,130,000	8,832,793
2.500%, 08/15/23 to 05/15/24	3,405,000	3,382,367
Total U.S. Treasury Obligations		40,961,769
Total U.S. Government and Agency Obligations (Cost $64,719,767)		63,046,095

	Shares
Rights - 0.0%#
Health Care - 0.0%
Dyax Corp. CVR Expiration 12/31/19*,3,4 (Cost $0)	670	0
Industrials - 0.0%#
Galliford Try PLC, Strike Price £5.68, Expiration 04/13/18* (Cost $0)	567	2,226
Total Rights (Cost $0)		2,226

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 0.8%[5]
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.790% total to be received $587,301 (collateralized by various U.S. Government Agency Obligations, 2.500% - 8.000%, 04/01/22 - 03/01/48, totaling $599,687)	$587,184	$587,184
National Bank Financial, dated 03/29/18, due 04/02/18, 1.760% total to be received $1,000,196 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.500%, 04/02/18 - 09/09/49, totaling $1,020,051)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,587,184

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of these securities, amounting to $1,474,852 or 0.7% of net assets, were out on loan to various brokers.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2018, the value of these securities amounted to $550,707 or 0.3% of net assets.
[3]	Security’s value was determined by using significant unobservable inputs.
[4]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.

	Shares	Value
Other Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[6]	1,892,844	$1,892,844
Total Short-Term Investments (Cost $3,480,028)		3,480,028
Total Investments - 100.8% (Cost $181,020,783)		198,737,457
Other Assets, less Liabilities - (0.8)%		(1,597,317)
Net Assets - 100.0%		$197,140,140

[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[6]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
CVR	Contingent Value Rights
FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
SDR	Sponsored Depositary Receipt

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$32,606,133	$747,642	—	$33,353,775
Consumer Discretionary	17,708,106	1,205,261	—	18,913,367
Financials	14,688,170	975,990	—	15,664,160
Health Care	14,919,534	486,727	—	15,406,261
Industrials	13,640,520	1,436,579	—	15,077,099
Consumer Staples	8,014,558	336,276	—	8,350,834
Energy	5,301,622	250,153	—	5,551,775
Materials	3,380,636	574,857	—	3,955,493
Real Estate	3,405,939	469,943	—	3,875,882
Utilities	2,602,159	147,726	—	2,749,885
Telecommunication Services	2,198,458	98,371	—	2,296,829
Corporate Bonds and Notes†	—	7,013,748	—	7,013,748
U.S. Government and Agency Obligations†	—	63,046,095	—	63,046,095
Rights
Health Care	—	—	$0	—
Industrials	2,226	—	—	2,226
Short-Term Investments
Joint Repurchase Agreements	—	1,587,184	—	1,587,184
Other Investment Companies	1,892,844	—	—	1,892,844

Total Investments in Securities	$120,360,905	$78,376,552	$0	$198,737,457

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

At March 31, 2018, the Level 3 securities are Rights received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

As of March 31, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$106,380	$(1,836,852)	$1,836,852	$(106,380)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	0.2
Austria	0.1
Belgium	0.0	#
Bermuda	0.2
Canada	0.3
Denmark	0.1
Finland	0.0	#
France	0.1
Germany	0.2
Gibraltar	0.0	#
Hong Kong	0.1
India	0.1
Ireland	0.5
Israel	0.1
Italy	0.1
Japan	1.2
Malta	0.0	#
Netherlands	0.1
New Zealand	0.1
Norway	0.1
Panama	0.1
Portugal	0.1
Singapore	0.1
Spain	0.1
Sweden	0.2
Switzerland	0.1
United Kingdom	1.1
United States	94.6

	100.0

#	Less than 0.05%.

AMG Chicago Equity Partners Small Cap Value Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value
Short-Term Investments - 100.5%
Other Investment Companies - 100.5%[1]
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[2]	2,659,248	$2,659,248
Total Short-Term Investments (Cost $2,659,248)		2,659,248

[1]	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
[2]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Value
Total Investments - 100.5% (Cost $2,659,248)	$2,659,248
Other Assets, less Liabilities - (0.5)%	(14,452)
Net Assets - 100.0%	$2,644,796

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Other Investment Companies	$2,659,248	—	—	$2,659,248

Total Investments in Securities	$2,659,248	—	—	$2,659,248

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal Amount	Value
Asset-Backed Securities - 5.0%
Invitation Homes Trust Series 2015-SFR3, Class A (1-Month LIBOR plus 1.30%), 3.050%, 08/17/32 (04/17/18)[1,2]	$1,809,584	$1,810,840
Progress Residential Trust
Series 2015-SFR2, Class A 2.740%, 06/12/32[1,3]	2,950,853	2,924,674
Series 2016-SFR1, Class A (1-Month LIBOR plus 1.50%), 3.308%, 09/17/33 (04/17/18)[1,2]	351,400	353,722
Total Asset-Backed Securities (Cost $5,120,393)		5,089,236
Mortgage-Backed Securities - 0.4%
American Home Mortgage Assets Trust Series 2005-1, Class 1A1 3.549%, 11/25/35[4]	42,469	37,587
American Home Mortgage Investment Trust
Series 2004-1, Class 4A (6-Month LIBOR plus 2.000%), 4.452%, 04/25/44 (04/01/18)[2]	86,661	81,339
Series 2005-1, Class 5A1 (6-Month LIBOR plus 2.000%), 4.168%, 06/25/45 (04/01/18)[2]	5,348	5,370
Banc of America Funding Series 2004-B, Class 1A2 3.203%, 12/20/34[4]	60,333	50,013
GSR Mortgage Loan Trust Series 2004-5, Class 1A3 (US Treasury 1 Year plus 1.750%), 3.840%, 05/25/34 (04/01/18)[2]	14,512	14,257
Reperforming Loan REMIC Trust Series 2004-R2, Class 1AF1 (1-Month LIBOR plus 0.420%), 2.292%, 11/25/34 (04/25/18)[1,2]	66,121	59,339
Structured Asset Securities Corp. Series 2005-RF1, Class A (1-Month LIBOR plus 0.350%), 1.971%, 03/25/35 (04/25/18)[1,2]	153,968	136,861
Wells Fargo Mortgage Backed Securities Trust Series 2007-16, Class 1A1 6.000%, 12/28/37	78,986	80,023
Total Mortgage-Backed Securities (Cost $506,269)		464,789
U.S. Government and Agency Obligations - 120.4%
Fannie Mae - 53.9%
FNMA,
2.500%, 02/01/43	631,876	598,490
3.000%, 01/01/43 to 06/01/45[3]	4,256,474	4,180,679
(6-Month LIBOR plus 1.600%), 3.194%, 06/01/34[2,3]	375,928	389,430

	Principal Amount	Value
FNMA,
(12-Month LIBOR plus 1.622%), 3.432%, 08/01/34[2]	$117,821	$123,453
3.500%, 05/01/42 to 10/01/45[3]	6,733,962	6,772,278
3.500%, TBA 30 years[5,6]	5,400,000	5,403,171
4.000%, 12/01/26 to 09/01/55[3]	6,778,953	7,012,738
4.000%, TBA 30 years[5,6]	15,100,000	15,469,076
4.500%, 11/01/26 to 09/01/53[3]	6,599,700	6,966,318
4.500%, TBA 30 years[5,6]	2,000,000	2,090,586
4.750%, 07/01/34 to 09/01/34	183,359	194,973
5.000%, 11/01/39 to 08/01/40	1,886,007	2,039,797
5.500%, 10/01/18 to 08/01/41[3]	1,986,090	2,156,039
6.000%, 11/01/22 to 06/01/39[3]	774,875	843,924
6.500%, 07/01/32	58,933	59,744
7.000%, 11/01/22[3]	164,752	171,890
FNMA REMICS,
Series 1994-55, Class H 7.000%, 03/25/24[3]	304,121	328,601
Series 2005-13, Class AF (1-Month LIBOR plus 0.40%), 2.272%, 03/25/35[2,3]	195,116	195,660
FNMA REMICS Whole Loan Series 2003-W4, Class 4A 7.500%, 10/25/42[4]	48,798	53,826
Total Fannie Mae		55,050,673
Freddie Mac - 35.1%
FHLMC,
(US Treasury 1 Year plus 2.224%), 3.474%, 11/01/33[2,3]	375,170	392,777
FHLMC Gold Pool,
3.000%, 10/01/42 to 06/01/45	2,122,362	2,079,502
3.500%, 04/01/32 to 02/01/47[3]	2,976,280	3,016,479
3.500%, TBA 30 years[5,6]	8,000,000	8,006,478
4.000%, 09/01/31	285,913	297,843
4.000%, TBA 30 years[5,6]	15,600,000	15,985,734
4.500%, 05/01/23 to 09/01/41[3]	1,463,609	1,541,579
5.000%, 05/01/18 to 06/01/41[3]	1,943,524	2,093,915
5.500%, 01/01/19 to 01/01/39[3]	1,524,511	1,666,471
6.000%, 09/01/21 to 01/01/24	139,378	144,589
7.000%, 07/01/19	19,290	19,564
7.500%, 07/01/34[3]	505,013	581,902
Total Freddie Mac		35,826,833
Ginnie Mae - 29.9%
GNMA,
3.000%, 11/15/42 to 06/20/45	3,159,637	3,122,350
3.500%, 08/15/43 to 11/20/45[3]	7,507,891	7,604,949
4.000%, 06/20/43 to 04/20/47[3]	12,248,594	12,684,589
4.500%, 05/15/39 to 02/15/46[3]	2,355,561	2,496,747
5.000%, 12/15/35 to 12/15/45[3]	3,417,964	3,666,270
5.500%, 10/15/39 to 11/15/39[3]	828,485	916,421
7.500%, 09/15/28 to 11/15/31	19,169	19,781
Total Ginnie Mae		30,511,107
Interest Only Strip - 1.5%
FHLMC
Series 212, Class IO 6.000%, 05/15/31	760	162

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip - 1.5% (continued)
FHLMC REMICS,
Series 2380, Class SI (7.900% minus 1-Month LIBOR, Cap 7.900%, Floor 0.000%), 6.003%, 06/15/31[2]	$7,177	$1,314
Series 2922, Class SE (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.853%, 02/15/35[2]	72,608	12,242
Series 2934, Class HI 5.000%, 02/15/20	12,212	381
Series 2934, Class KI 5.000%, 02/15/20	7,785	224
Series 2965, Class SA (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 4.153%, 05/15/32[2]	146,625	17,170
Series 2967, Class JI 5.000%, 04/15/20	24,243	814
Series 2980, Class SL (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.803%, 11/15/34[2]	109,071	22,221
Series 3065, Class DI (6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 4.723%, 04/15/35[2]	218,274	34,576
Series 3308, Class S (7.200% minus 1-Month LIBOR, Cap 7.200%, Floor 0.000%), 5.423%, 03/15/32[2]	131,946	21,911
Series 3424, Class XI (6.570% minus 1-Month LIBOR, Cap 6.570%, Floor 0.000%), 4.673%, 05/15/36[2]	177,306	26,630
Series 3489, Class SD (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 5.903%, 06/15/32[2]	78,106	13,963
Series 3685, Class EI 5.000%, 03/15/19	2,930	26
Series 3731, Class IO 5.000%, 07/15/19	2,495	23
Series 3882, Class AI 5.000%, 06/15/26	31,281	771
Series 4395, Class TI 4.000%, 05/15/26	468,351	43,205
FNMA,
Series 222, Class 2 7.000%, 06/25/23	3,817	508
Series 343, Class 21 4.000%, 09/25/18	3,095	11
Series 343, Class 22 4.000%, 11/25/18	1,859	10
Series 351, Class 5 5.000%, 04/25/34	21,666	3,928
Series 351, Class 3 5.000%, 04/25/34	44,263	7,804
Series 351, Class 4 5.000%, 04/25/34	25,556	4,633
FNMA REMICS,
Series 2004-51, Class SX (7.120% minus 1-Month LIBOR, Cap 7.120%, Floor 0.000%), 5.249%, 07/25/34[2]	77,116	12,764

	Principal Amount	Value
FNMA REMICS,
Series 2004-64, Class SW (7.050% minus 1-Month LIBOR, Cap 7.050%, Floor 0.000%), 5.179%, 08/25/34[2]	$250,393	$41,144
Series 2005-12, Class SC (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.879%, 03/25/35[2]	110,592	16,176
Series 2005-45, Class SR (6.720% minus 1-Month LIBOR, Cap 6.720%, Floor 0.000%), 4.849%, 06/25/35[2]	199,953	31,359
Series 2005-65, Class KI (7.000% minus 1-Month LIBOR, Cap 7.000%, Floor 0.000%), 5.129%, 08/25/35[2,3]	459,766	74,351
Series 2005-89, Class S (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.829%, 10/25/35[2]	477,196	74,383
Series 2006-3, Class SA (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.279%, 03/25/36[2]	94,428	12,226
Series 2007-75, Class JI (6.545% minus 1-Month LIBOR, Cap 6.545%, Floor 0.000%), 4.674%, 08/25/37[2]	89,250	13,759
Series 2008-86, Class IO 4.500%, 03/25/23	17,950	234
Series 2009-31, Class PI 5.000%, 11/25/38	552,843	88,471
Series 2010-121, Class IO 5.000%, 10/25/25	13,622	244
Series 2010-37, Class GI 5.000%, 04/25/25	3,945	21
Series 2010-65, Class IO 5.000%, 09/25/20	67,297	2,015
Series 2011-124, Class IC 3.500%, 09/25/21	99,722	2,621
Series 2011-69, Class AI 5.000%, 05/25/18	77	0
Series 2011-88, Class WI 3.500%, 09/25/26	200,534	18,801
Series 2012-126, Class SJ (5.000% minus 1-Month LIBOR, Cap 5.000%, Floor 0.000%), 3.129%, 11/25/42[2]	485,390	56,506
GNMA,
Series 2011-167, Class IO 5.000%, 12/16/20	17,039	531
Series 2011-32, Class KS (12.100% minus 1-Month LIBOR, Cap 12.100%, Floor 0.000%), 8.527%, 06/16/34[2]	100,823	5,844
Series 2011-94, Class IS (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.914%, 06/16/36[2]	158,210	17,190
Series 2012-103, Class IB 3.500%, 04/20/40	161,600	14,055
Series 2012-140, Class IC 3.500%, 11/20/42	468,548	95,835
Series 2012-34, Class KS (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 4.264%, 03/16/42[2]	348,661	74,242
Series 2012-69, Class QI 4.000%, 03/16/41	197,967	29,596

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip - 1.5% (continued)
GNMA,
Series 2014-173, Class AI 4.000%, 11/20/38	$177,063	$12,124
Series 2016-108, Class QI 4.000%, 08/20/46	276,109	61,515
Series 2016-118, Class DS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 09/20/46[2]	332,136	67,201
Series 2016-145, Class UI 3.500%, 10/20/46	430,797	86,069
Series 2016-17, Class JS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 02/20/46[2]	349,952	54,977
Series 2016-20, Class SB (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 02/20/46[2]	369,538	59,146
Series 2016-46, Class JI 4.500%, 04/20/46	219,312	49,009
Series 2016-5, Class CS (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.328%, 01/20/46[2]	334,492	56,081
Series 2016-81, Class IO 4.000%, 06/20/46	416,144	79,779
Series 2016-88, Class SM (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 07/20/46[2]	341,634	55,488
Total Interest Only Strip		1,476,284
Total U.S. Government and Agency Obligations (Cost $123,576,308)		122,864,897

	Principal Amount	Value
Short-Term Investments - 17.8%
U.S. Government Obligation - 0.1%
U.S. Treasury Bill, 1.240%, 08/02/18[7,8]	$90,000	$89,452

	Shares
Other Investment Companies - 17.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[3,9]	10,177,156	10,177,156
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[9]	7,912,067	7,912,067
Total Other Investment Companies		18,089,223
Total Short-Term Investments (Cost $18,178,736)		18,178,675
Total Investments - 143.6% (Cost $147,381,706)		146,597,597
Other Assets, less Liabilities - (43.6)%		(44,516,080)
Net Assets - 100.0%		$102,081,517

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2018, the value of these securities amounted to $5,285,436 or 5.2% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2018.
[3]	Some of this security has been pledged as collateral for delayed delivery securities.
[4]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at March 31, 2018, amounted to $46,955,045, or 46.0% of net assets.
[6]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[7]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at March 31, 2018, amounted to $89,452, or 0.1% of net assets.
[8]	Represents yield to maturity at March 31, 2018.
[9]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC     Freddie Mac

FNMA       Fannie Mae

GNMA      Ginnie Mae

GSR           Goldman Sachs REMIC

IO               Interest Only

LIBOR       London Interbank Offered Rate

REMICS    Real Estate Mortgage Investment Conduit

TBA           To Be Announced

TBA Forward Sale Commitments

Security	Principal Amount	Settlement Date	Market Value	Proceeds
FNMA, 3.500%, TBA 30 years	$1,000,000	05/14/18	$1,000,587	$(996,875)

Totals			$1,000,587	$(996,875)

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (continued)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	2	Long	06/20/18	$242,281	$1,948
U.S. Ultra Bond CBT Jun 18	USD	2	Long	06/20/18	320,938	10,636
10-Year Interest Rate Swap	USD	35	Short	06/18/18	(3,321,719)	(49,009)
2-Year U.S. Treasury Note	USD	3	Short	06/29/18	(637,828)	86
5-Year Interest Rate Swap	USD	23	Short	06/18/18	(2,219,859)	(11,792)
5-Year U.S. Treasury Note	USD	5	Short	06/29/18	(572,305)	(1,536)

Total					$(6,188,492)	$(49,667)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$5,089,236	—	$5,089,236
Mortgage-Backed Securities	—	464,789	—	464,789
U.S. Government and Agency Obligations†	—	122,864,897	—	122,864,897
Short-Term Investments
U.S. Government Obligation	—	89,452	—	89,452
Other Investment Companies	$18,089,223	—	—	18,089,223

Total Investments in Securities	$18,089,223	$128,508,374	—	$146,597,597

TBA Sale Commitments	—	$(1,000,587)	—	$(1,000,587)

Financial Derivative Instruments - Assets
Interest Rate Contracts	$12,670	—	—	$12,670
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(62,337)	—	—	(62,337)

Total Financial Derivative Instruments	$(49,667)	—	—	$(49,667)

†	All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (unaudited) March 31, 2018

	Principal Amount	Value
Asset-Backed Securities - 5.8%
Colony American Homes
Series 2015-1A, Class A (1-Month LIBOR plus 1.200%), 2.918%, 07/17/32 (04/17/18)[1,2]	$3,394,705	$3,405,410
Drive Auto Receivables Trust
Series 2015-AA, Class C 3.060%, 05/17/21[1]	917,248	918,913
Series 2015-BA, Class C 2.760%, 07/15/21[1]	610,253	611,387
Series 2015-CA, Class C 3.010%, 05/17/21[1]	195,769	196,269
Series 2016-BA, Class B 2.560%, 06/15/20[1]	109,720	109,730
Home Partners of America Trust
Series 2017-1, Class A (1-Month LIBOR plus 0.817%), 2.625%, 07/17/34 (04/17/18)[1,2]	1,770,604	1,775,592
Invitation Homes Trust
Series 2015-SFR3, Class A (1-Month LIBOR plus 1.300%), 3.050%, 08/17/32 (04/17/18)[1,2]	1,437,300	1,438,298
Progress Residential Trust
Series 2016-SFR1, Class A (1-Month LIBOR plus 1.500%), 3.308%, 09/17/33 (04/17/18)[1,2]	509,778	513,146
Total Asset-Backed Securities (Cost $8,970,982)		8,968,745
Mortgage-Backed Security - 0.3%
Angel Oak Mortgage Trust
Series 2017-2, Class A1 2.478, 07/25/47 [1,3]	398,388	391,401
Total Mortgage-Backed Security (Cost $398,384)		391,401
U.S. Government and Agency Obligations - 85.3%
Fannie Mae - 55.7%
FNMA,
(US Treasury 1 Year plus 2.110%), 3.022%, 05/01/33[2]	935,037	986,187
(6-Month LIBOR plus 1.500%), 3.123%, 02/01/33[2]	645,721	665,620
(12-Month LIBOR plus 1.425%), 3.175%, 09/01/33[2]	429,462	451,151
(US Treasury 1 Year plus 2.202%), 3.185%, 06/01/33[2]	258,176	270,558
(6-Month LIBOR plus 1.600%), 3.194%, 06/01/34[2]	471,636	488,576
(6-Month LIBOR plus 1.560%), 3.228%, 08/01/33[2]	293,640	303,572
(US Treasury 1 Year plus 2.254%), 3.280%, 05/01/34[2]	1,306,416	1,385,371
(12-Month LIBOR plus 1.609%), 3.359%, 12/01/33[2]	292,194	305,245

	Principal Amount	Value
FNMA,
(US Treasury 1 Year plus 2.114%), 3.377%, 09/01/33[2]	$190,835	$198,337
(12-Month LIBOR plus 1.614%), 3.390%, 10/01/35[2]	885,336	927,471
(12-Month LIBOR plus 1.622%), 3.432%, 08/01/34[2]	147,276	154,317
(US Treasury 1 Year plus 2.186%), 3.438%, 12/01/34[2]	1,274,343	1,343,899
(US Treasury 1 Year plus 2.025%), 3.469%, 01/01/34[2]	489,448	512,506
(12-Month LIBOR plus 1.648%), 3.478%, 07/01/34[2]	849,590	889,122
(12-Month LIBOR plus 1.616%), 3.547%, 03/01/34[2]	158,698	166,017
(US Treasury 1 Year plus 2.303%), 3.562%, 12/01/34[2]	1,294,825	1,366,865
(US Treasury 1 Year plus 2.360%), 3.564%, 11/01/34[2]	2,040,804	2,166,365
(US Treasury 1 Year plus 2.380%), 3.570%, 01/01/36[2]	2,427,602	2,571,485
(12-Month LIBOR plus 1.820%), 3.572%, 08/01/35[2]	804,249	847,809
(12-Month LIBOR plus 1.730%), 3.605%, 06/01/35[2]	70,674	74,387
(12-Month LIBOR plus 1.804%), 3.625%, 06/01/34[2]	1,185,841	1,253,376
(12-Month LIBOR plus 1.857%), 3.658%, 01/01/36[2]	21,510	22,641
(US Treasury 1 Year plus 2.332%), 3.664%, 04/01/34[2]	277,968	292,783
(12-Month LIBOR plus 1.715%), 3.674%, 04/01/37[2,4]	2,666,636	2,786,987
(US Treasury 1 Year plus 2.349%), 3.696%, 04/01/34[2]	381,665	402,583
(12-Month LIBOR plus 1.810%), 3.792%, 01/01/33[2]	691,261	726,444
(12-Month LIBOR plus 1.800%), 3.797%, 01/01/34[2]	840,703	884,005
4.000%, 10/01/21 to 06/01/42	4,601,213	4,744,069
4.000%, TBA 30 years[5,6]	1,300,000	1,331,775
4.500%, 10/01/19 to 11/01/56	12,554,338	13,283,779
4.500%, TBA 30 years[5,6]	2,900,000	3,036,560
4.500%, TBA 30 years[5,6]	1,500,000	1,567,939
5.000%, 10/01/19 to 05/01/41	13,400,767	14,294,681
5.500%, 01/01/24 to 08/01/41	10,920,149	11,923,497
6.000%, 09/01/21 to 08/01/37	4,374,622	4,762,858
6.500%, 04/01/18 to 08/01/32	2,322,581	2,593,620
7.000%, 11/01/22	614,070	640,673
7.500%, 08/01/33 to 09/01/33	49,031	57,558
FNMA Grantor Trust,
Series 2002-T5, Class A1 (1-Month LIBOR plus 0.120%), 1.861%, 05/25/32[2]	142,631	142,084
Series 2003-T4, Class 1A (1-Month LIBOR plus 0.220%), 2.092%, 09/26/33[2]	58,211	57,950

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Fannie Mae - 55.7% (continued)
FNMA REMICS,
Series 1994-31, Class ZC 6.500%, 02/25/24	$249,991	$264,338
Series 1994-76, Class J 5.000%, 04/25/24	17,789	17,807
Series 2001-63, Class FA (1-Month LIBOR plus 0.550%), 2.358%, 12/18/31[2]	283,472	287,736
Series 2002-47, Class FD (1-Month LIBOR plus 0.400%), 2.272%, 08/25/32[2]	348,889	349,194
Series 2003-2, Class FA (1-Month LIBOR plus 0.500%), 2.372%, 02/25/33[2]	253,119	254,268
Series 2004-1, Class AC 4.000%, 02/25/19	1,719	1,718
Series 2004-21, Class AE 4.000%, 04/25/19	21,537	21,567
Series 2004-27, Class HB 4.000%, 05/25/19	24,351	24,440
Series 2004-53, Class NC 5.500%, 07/25/24	198,393	208,322
Series 2005-13, Class AF (1-Month LIBOR plus 0.400%), 2.272%, 03/25/35[2]	363,716	364,730
Series 2005-19, Class PA 5.500%, 07/25/34	82,751	84,961
Series 2005-58, Class EP 5.500%, 07/25/35	150,565	160,819
Series 2005-68, Class PC 5.500%, 07/25/35	104,469	107,032
Series 2005-68, Class PB 5.750%, 07/25/35	14,570	14,896
Series 2007-56, Class FN (1-Month LIBOR plus 0.370%), 2.242%, 06/25/37[2]	116,494	115,808
Series 2008-59, Class KB 4.500%, 07/25/23	15,339	15,415
Series 2010-12, Class AC 2.500%, 12/25/18	5,105	5,099
Series 2011-60, Class UC 2.500%, 09/25/39	135,200	134,140
FNMA REMICS Whole Loan,
Series 2003-W1, Class 2A 6.027%, 12/25/42[3]	14,232	15,697
Series 2003-W13, Class AV2 (1-Month LIBOR plus 0.280%), 2.152%, 10/25/33[2]	9,140	9,112
Series 2003-W4, Class 4A 7.500%, 10/25/42[3]	292,789	322,954
Series 2004-W14, Class 1AF (1-Month LIBOR plus 0.400%), 2.272%, 07/25/44[2]	1,466,500	1,449,996
Series 2004-W5, Class F1 (1-Month LIBOR plus 0.450%), 2.322%, 02/25/47[2]	334,982	331,041

	Principal Amount	Value
FNMA REMICS Whole Loan,
Series 2005-W2, Class A1 (1-Month LIBOR plus 0.200%), 2.072%, 05/25/35[2]	$644,905	$642,182
Total Fannie Mae		86,083,994
Freddie Mac - 21.0%
FHLMC,
(US Treasury 1 Year plus 2.154%), 3.243%, 10/01/28[2]	18,568	19,462
(US Treasury 1 Year plus 2.000%), 3.250%, 11/01/33[2]	563,860	590,081
(US Treasury 1 Year plus 2.250%), 3.371%, 04/01/34[2]	363,058	384,254
(US Treasury 1 Year plus 2.225%), 3.467%, 10/01/33[2]	926,047	972,279
(US Treasury 1 Year plus 2.219%), 3.467%, 10/01/33[2]	526,391	552,923
(US Treasury 1 Year plus 2.225%), 3.475%, 11/01/33[2]	575,336	604,165
(US Treasury 1 Year plus 2.230%), 3.482%, 12/01/33[2]	816,007	857,114
(US Treasury 1 Year plus 2.250%), 3.523%, 05/01/34[2]	1,207,787	1,271,806
(12-Month LIBOR plus 1.819%), 3.718%, 09/01/33[2]	1,118,406	1,178,006
(US Treasury 1 Year plus 2.517%), 3.766%, 06/01/35[2]	409,189	433,686
(US Treasury 1 Year plus 2.409%), 3.859%, 02/01/23[2]	48,537	50,764
(US Treasury 1 Year plus 2.708%), 3.984%, 05/01/35[2]	653,461	698,345
(US Treasury 1 Year plus 2.250%), 4.073%, 03/01/34[2]	1,428,746	1,511,965
FHLMC Gold Pool,
2.500%, 05/01/23	141,850	141,092
4.000%, 12/01/44	3,020,998	3,108,253
4.500%, 05/01/19 to 10/01/44	9,427,130	9,947,370
5.000%, 10/01/18 to 08/01/20	332,985	338,509
5.500%, 12/01/32 to 08/01/40	4,934,848	5,434,542
6.000%, 02/01/22 to 01/01/24	1,884,363	1,961,340
6.500%, 10/01/23	97,421	100,554
7.000%, 07/01/19	16,244	16,475
7.500%, 03/01/33	154,981	175,135
FHLMC REMICS,
Series 2627, Class BM 4.500%, 06/15/18	2,838	2,843
Series 2631, Class PD 4.500%, 06/15/18	931	932
Series 2668, Class AZ 4.000%, 09/15/18	35,420	35,449
Series 2683, Class JB 4.000%, 09/15/18	23,299	23,315
Series 2786, Class BC 4.000%, 04/15/19	20,049	20,146
Series 2809, Class UC 4.000%, 06/15/19	15,671	15,719

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 21.0% (continued)
FHLMC REMICS,
Series 3153, Class UG (1-Month LIBOR plus 0.450%), 2.347%, 05/15/36[2]	$1,701,703	$1,711,036
Series 3535, Class CA 4.000%, 05/15/24	5,788	5,804
Series 3609, Class LA 4.000%, 12/15/24	64,411	64,753
Series 3632, Class AG 4.000%, 06/15/38	163,368	165,336
Series 3653, Class JK 5.000%, 11/15/38	93,142	95,851
Series 3756, Class DA 1.200%, 11/15/18	33,508	33,384
Series 3846, Class CK 1.500%, 09/15/20	407	405
Total Freddie Mac		32,523,093
Ginnie Mae - 3.7%
GNMA,
4.000%, 09/15/18	16,141	16,517
6.000%, 01/15/36[4]	5,096,207	5,771,415
Total Ginnie Mae		5,787,932
U.S. Treasury Obligations - 2.5%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3,355,470	3,844,283
Interest Only Strip - 2.4%
FHLMC REMICS,
Series 2922, Class SE (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.853%, 02/15/35[2]	163,661	27,594
Series 2934, Class HI 5.000%, 02/15/20	17,446	544
Series 2934, Class KI 5.000%, 02/15/20	9,083	261
Series 2965, Class SA (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 4.153%, 05/15/32[2]	363,060	42,514
Series 2967, Class JI 5.000%, 04/15/20	57,049	1,917
Series 2980, Class SL (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.803%, 11/15/34[2]	240,702	49,037
Series 2981, Class SU (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 6.023%, 05/15/30[2]	176,778	29,654
Series 3065, Class DI (6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 4.723%, 04/15/35[2]	667,246	105,695
Series 3308, Class S (7.200% minus 1-Month LIBOR, Cap 7.200%, Floor 0.000%), 5.423%, 03/15/32[2]	299,308	49,704
Series 3424, Class XI (6.570% minus 1-Month LIBOR, Cap 6.570%, Floor 0.000%), 4.673%, 05/15/36[2]	461,848	69,367

	Principal Amount	Value
FHLMC REMICS,
Series 3489, Class SD (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 5.903%, 06/15/32[2]	$174,803	$31,251
Series 3685, Class EI 5.000%, 03/15/19	6,543	59
Series 3731, Class IO 5.000%, 07/15/19	5,660	52
Series 3882, Class AI 5.000%, 06/15/26	25,020	616
Series 4395, Class TI 4.000%, 05/15/26	544,409	50,221
FNMA
Series 306, Class IO 8.000%, 05/25/30	52,810	14,514
FNMA REMICS,
Series 2004-51, Class SX (7.120% minus 1-Month LIBOR, Cap 7.120%, Floor 0.000%), 5.249%, 07/25/34[2]	193,540	32,035
Series 2004-64, Class SW (7.050% minus 1-Month LIBOR, Cap 7.050%, Floor 0.000%), 5.179%, 08/25/34[2]	576,195	94,678
Series 2004-66, Class SE (6.500% minus 1-Month LIBOR, Cap 6.500%, Floor 0.000%), 4.629%, 09/25/34[2]	93,054	13,411
Series 2005-12, Class SC (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.879%, 03/25/35[2]	211,306	30,907
Series 2005-45, Class SR (6.720% minus 1-Month LIBOR, Cap 6.720%, Floor 0.000%), 4.849%, 06/25/35[2]	492,684	77,269
Series 2005-65, Class KI (7.000% minus 1-Month LIBOR, Cap 7.000%, Floor 0.000%), 5.129%, 08/25/35[2]	1,146,703	185,439
Series 2005-66, Class GS (6.850% minus 1-Month LIBOR, Cap 6.850%, Floor 0.000%), 4.979%, 07/25/20[2]	26,885	808
Series 2006-3, Class SA (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.279%, 03/25/36[2]	218,544	28,296
Series 2007-75, Class JI (6.545% minus 1-Month LIBOR, Cap 6.545%, Floor 0.000%), 4.674%, 08/25/37[2]	107,078	16,507
Series 2007-85, Class SI (6.460% minus 1-Month LIBOR, Cap 6.460%, Floor 0.000%), 4.589%, 09/25/37[2]	240,607	37,033
Series 2008-86, Class IO 4.500%, 03/25/23	44,932	585
Series 2008-87, Class AS (7.650% minus 1-Month LIBOR, Cap 7.650%, Floor 0.000%), 5.779%, 07/25/33[2]	637,370	111,192
Series 2009-31, Class PI 5.000%, 11/25/38	643,153	102,923
Series 2010-105, Class IO 5.000%, 08/25/20	110,295	3,159
Series 2010-121, Class IO 5.000%, 10/25/25	36,556	655
Series 2010-37, Class GI 5.000%, 04/25/25	10,133	54

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip - 2.4% (continued)
FNMA REMICS,
Series 2010-65, Class IO 5.000%, 09/25/20	$173,958	$5,208
Series 2010-68, Class SJ (6.550% minus 1-Month LIBOR, Cap 6.550%, Floor 0.000%), 4.679%, 07/25/40[2]	256,297	44,571
Series 2011-124, Class IC 3.500%, 09/25/21	472,830	12,426
Series 2011-63, Class AS (5.920% minus 1-Month LIBOR, Cap 5.920%, Floor 0.000%), 4.049%, 07/25/41[2]	290,449	39,594
Series 2011-88, Class WI 3.500%, 09/25/26	588,400	55,167
Series 2012-126, Class SJ (5.000% minus 1-Month LIBOR, Cap 5.000%, Floor 0.000%), 3.129%, 11/25/42[2]	3,192,328	371,632
GNMA,
Series 2011-167, Class IO 5.000%, 12/16/20	100,353	1,410
Series 2011-32, Class KS (12.100% minus 2 times 1-Month LIBOR, Cap 12.100%, Floor 0.000%), 8.527%, 06/16/34[2]	244,945	14,197
Series 2011-94, Class IS (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.914%, 06/16/36[2]	355,453	38,622
Series 2012-101, Class AI 3.500%, 08/20/27	307,496	31,884
Series 2012-103, Class IB 3.500%, 04/20/40	703,488	61,185
Series 2012-140, Class IC 3.500%, 11/20/42	588,751	120,421
Series 2012-34, Class KS (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 4.264%, 03/16/42[2]	2,677,497	570,133
Series 2012-69, Class QI 4.000%, 03/16/41	1,047,256	156,566
Series 2012-96, Class IC 3.000%, 08/20/27	545,352	52,725
Series 2013-5, Class BI 3.500%, 01/20/43	235,794	45,406
Series 2014-173, Class AI 4.000%, 11/20/38	168,166	11,514
Series 2016-108, Class QI 4.000%, 08/20/46	314,913	70,160
Series 2016-118, Class DS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 09/20/46[2]	588,442	119,060

	Principal Amount	Value
GNMA,
Series 2016-145, Class UI 3.500%, 10/20/46	$514,783	$102,849
Series 2016-17, Class JS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 02/20/46[2]	615,017	96,619
Series 2016-20, Class SB (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 02/20/46[2]	627,389	100,416
Series 2016-46, Class JI 4.500%, 04/20/46	248,177	55,459
Series 2016-5, Class CS (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.328%, 01/20/46[2]	577,423	96,810
Series 2016-81, Class IO 4.000%, 06/20/46	473,266	90,730
Series 2016-88, Class SM (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.278%, 07/20/46[2]	600,399	97,516
Total Interest Only Strip		3,670,231
Total U.S. Government and Agency Obligations (Cost $131,914,924)		131,909,533
Short-Term Investments - 8.0%
U.S. Government and Agency Obligations - 4.9%
FHLB, 3.100, 04/11/18[7]	5,500,000	5,497,677
FHLB, 0.533, 05/02/18[7]	2,000,000	1,997,451
Total U.S. Government and Agency Obligations		7,495,128
U.S. Government Obligation - 0.3%
U.S. Treasury Bill, 1.240%, 08/02/18[7,8]	470,000	467,135

	Shares
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[9]	4,394,124	4,394,124
Total Short-Term Investments (Cost $12,356,707)		12,356,387
Total Investments - 99.4% (Cost $153,640,997)		153,626,066
Other Assets, less Liabilities - 0.6%		984,064
Net Assets - 100.0%		$154,610,130

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2018, the value of these securities amounted to $9,360,146 or 6.1% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2018.
[3]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of this security has been pledged as collateral for delayed delivery securities.
[5]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at March 31, 2018, amounted to $5,936,275, or 3.8% of net assets.
[6]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[7]	Represents yield to maturity at March 31, 2018.

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

[8]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at March 31, 2018, amounted to $467,135, or 0.3% of net assets.
[9]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

TBA Forward Sale Commitments

Security	Principal Amount	Settlement Date	Market Value	Proceeds
FNMA, 4.500%, TBA 30 years	$2,900,000	04/12/2018	$3,036,560	$(3,034,844)

Totals			$3,036,560	$(3,034,844)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	29	Long	06/20/18	$3,513,078	$28,254
5-Year U.S. Treasury Note	USD	42	Long	06/29/18	4,807,359	12,692
10-Year Interest Rate Swap	USD	74	Short	06/18/18	(7,023,062)	(103,615)
2-Year U.S. Treasury Note	USD	60	Short	06/29/18	(12,756,563)	1,725
5-Year Interest Rate Swap	USD	169	Short	06/18/18	(16,311,141)	(87,282)
90-Day Euro Futures	USD	17	Short	03/16/20	(4,131,213)	2,994
90-Day Euro Futures	USD	17	Short	03/15/21	(4,129,725)	231
90-Day Euro Futures	USD	17	Short	03/14/22	(4,128,238)	(794)
90-Day Euro Futures	USD	17	Short	03/18/19	(4,139,925)	5,369
90-Day Euro Futures	USD	17	Short	06/15/20	(4,131,000)	2,106
90-Day Euro Futures	USD	17	Short	06/14/21	(4,129,513)	(56)
90-Day Euro Futures	USD	17	Short	06/13/22	(4,128,025)	(1,081)
90-Day Euro Futures	USD	17	Short	06/18/18	(4,152,250)	8,082
90-Day Euro Futures	USD	17	Short	09/14/20	(4,130,575)	1,506
90-Day Euro Futures	USD	17	Short	09/13/21	(4,129,300)	(556)
90-Day Euro Futures	USD	17	Short	09/19/22	(4,127,813)	(1,543)
90-Day Euro Futures	USD	17	Short	09/17/18	(4,149,062)	5,482
90-Day Euro Futures	USD	17	Short	12/14/20	(4,129,513)	1,119
90-Day Euro Futures	USD	17	Short	12/13/21	(4,128,450)	(719)
90-Day Euro Futures	USD	17	Short	12/17/18	(4,143,962)	4,969
90-Day Euro Futures	USD	17	Short	12/16/19	(4,131,637)	3,732
90-Day Euro Futures	USD	17	Short	06/17/19	(4,136,312)	4,869
90-Day Euro Futures	USD	17	Short	09/16/19	(4,134,187)	4,281
90-Day Euro Futures	USD	14	Short	12/19/22	(3,399,025)	(4,686)
U.S. Ultra Bond CBT Jun 18	USD	24	Short	06/20/18	(3,851,250)	(127,932)

Total					$(109,431,304)	$(240,853)

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$8,968,745	—	$8,968,745
Mortgage-Backed Security	—	391,401	—	391,401
U.S. Government and Agency Obligations†	—	131,909,533	—	131,909,533
Short-Term Investments
U.S. Government and Agency Obligations	—	7,495,128	—	7,495,128
U.S. Government Obligation	—	467,135	—	467,135
Other Investment Companies	$4,394,124	—	—	4,394,124

Total Investments in Securities	$4,394,124	$149,231,942	—	$153,626,066

TBA Sale Commitments	—	$(3,036,560)	—	$(3,036,560)

Financial Derivative Instruments - Assets
Interest Rate Contract	$87,411	—	—	$87,411
Financial Derivative Instruments - Liabilities
Interest Rate Contract	(328,264)	—	—	(328,264)

Total Financial Derivative Instruments	$(240,853)	—	—	$(240,853)

†	All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves,

Notes to Schedules of Portfolio of Investments (unaudited)

volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: May 29, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: May 29, 2018